                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           3435 Stelzer Road Columbus, OH                        43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 862-6668
                                                   ----------------------------

Date of fiscal year end: December  31, 2004
                        --------------------------
Date of reporting period: December 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE BB&T LARGE CAP VALUE FUND INCEPTION 6/3/1997

                                                                        BB&T LARGE CAP VALUE FUND
Large Cap Value Variable Insurance Fund                     6/3/1997             10,000
Large Cap Value Variable Insurance Fund                    6/30/1997             10,422
Large Cap Value Variable Insurance Fund                    9/30/1997             11,414
Large Cap Value Variable Insurance Fund                   12/31/1997             11,996
Large Cap Value Variable Insurance Fund                    3/31/1998             13,151
Large Cap Value Variable Insurance Fund                    6/30/1998             12,626
Large Cap Value Variable Insurance Fund                    9/30/1998             11,592
Large Cap Value Variable Insurance Fund                   12/31/1998             13,599
Large Cap Value Variable Insurance Fund                    3/31/1999             12,725
Large Cap Value Variable Insurance Fund                    6/30/1999             14,432
Large Cap Value Variable Insurance Fund                    9/30/1999             12,820
Large Cap Value Variable Insurance Fund                   12/31/1999             13,076
Large Cap Value Variable Insurance Fund                    3/31/2000             13,137
Large Cap Value Variable Insurance Fund                    6/30/2000             13,081
Large Cap Value Variable Insurance Fund                    9/30/2000             13,822
Large Cap Value Variable Insurance Fund                   12/31/2000             14,181
Large Cap Value Variable Insurance Fund                    3/31/2001             13,514
Large Cap Value Variable Insurance Fund                    6/30/2001             14,157
Large Cap Value Variable Insurance Fund                    9/30/2001             13,215
Large Cap Value Variable Insurance Fund                   12/31/2001             14,203
Large Cap Value Variable Insurance Fund                    3/31/2002             14,682
Large Cap Value Variable Insurance Fund                    6/30/2002             13,117
Large Cap Value Variable Insurance Fund                    9/30/2002             10,609
Large Cap Value Variable Insurance Fund                   12/31/2002             11,413
Large Cap Value Variable Insurance Fund                    3/31/2003             10,837
Large Cap Value Variable Insurance Fund                    6/30/2003             12,398
Large Cap Value Variable Insurance Fund                    9/30/2003             12,455
Large Cap Value Variable Insurance Fund                   12/31/2003             14,109
Large Cap Value Variable Insurance Fund                    3/31/2004             14,424
Large Cap Value Variable Insurance Fund                    6/30/2004             14,637
Large Cap Value Variable Insurance Fund                    9/30/2004             14,759
Large Cap Value Variable Insurance Fund                   12/31/2004             15,968

                                                  RUSSELL 1000 VALUE INDEX
  6/3/1997                                               $  10,000
 6/30/1997                              4.02             $  10,402
 7/31/1997                              7.52             $  11,184
 8/31/1997                             -3.56             $  10,786
 9/30/1997                              6.04             $  11,438
10/31/1997                             -2.79             $  11,118
11/30/1997                              4.42             $  11,610
12/31/1997                              2.92             $  11,949
 1/31/1998                             -1.42             $  11,779
 2/28/1998                              6.73             $  12,572
 3/31/1998                              6.12             $  13,341
 4/30/1998                              0.67             $  13,431
 5/31/1998                             -1.48             $  13,232
 6/30/1998                              1.28             $  13,401
 7/31/1998                             -1.76             $  13,165
 8/31/1998                            -14.88             $  11,206
 9/30/1998                              5.74             $  11,850
10/31/1998                              7.75             $  12,768
11/30/1998                              4.66             $  13,363
12/31/1998                               3.4             $  13,817
 1/31/1999                               0.8             $  13,928
 2/28/1999                             -1.41             $  13,732
 3/31/1999                              2.07             $  14,016
 4/30/1999                              9.34             $  15,325
 5/31/1999                              -1.1             $  15,156
 6/30/1999                               2.9             $  15,596
 7/31/1999                             -2.93             $  15,139
 8/31/1999                             -3.71             $  14,577
 9/30/1999                             -3.49             $  14,068
10/31/1999                              5.76             $  14,879
11/30/1999                             -0.78             $  14,763
12/31/1999                              0.48             $  14,834
 1/31/2000                             -3.26             $  14,350
 2/29/2000                             -7.43             $  13,284
 3/31/2000                              12.2             $  14,904
 4/30/2000                             -1.16             $  14,732
 5/31/2000                              1.05             $  14,886
 6/30/2000                             -4.57             $  14,206
 7/31/2000                              1.25             $  14,384
 8/31/2000                              5.56             $  15,183
 9/30/2000                              0.92             $  15,323
10/31/2000                              2.46             $  15,700
11/30/2000                             -3.71             $  15,117
12/31/2000                              5.01             $  15,875
 1/31/2001                              0.38             $  15,935
 2/28/2001                             -2.78             $  15,492
 3/31/2001                             -3.53             $  14,945
 4/30/2001                               4.9             $  15,678
 5/31/2001                              2.25             $  16,030
 6/30/2001                             -2.22             $  15,674
 7/31/2001                             -0.21             $  15,642
 8/31/2001                             -4.01             $  15,014
 9/30/2001                             -7.04             $  13,957
10/31/2001                             -0.86             $  13,837
11/30/2001                              5.81             $  14,641
12/31/2001                              2.36             $  14,987
 1/31/2002                             -0.77             $  14,871
 2/28/2002                              0.16             $  14,895
 3/31/2002                              4.73             $  15,600
 4/30/2002                             -3.43             $  15,065
 5/31/2002                               0.5             $  15,140
 6/30/2002                             -5.74             $  14,271
 7/31/2002                              -9.3             $  12,944
 8/31/2002                              0.76             $  13,042
 9/30/2002                            -11.12             $  11,592
10/31/2002                              7.41             $  12,451
11/30/2002                               6.3             $  13,235
12/31/2002                             -4.34             $  12,661
 1/31/2003                             -2.42             $  12,354
 2/28/2003                             -2.67             $  12,024
 3/31/2003                              0.17             $  12,045
 4/30/2003                               8.8             $  13,105
 5/31/2003                              6.46             $  13,951
 6/30/2003                              1.25             $  14,126
 7/31/2003                              1.49             $  14,336
 8/31/2003                              1.56             $  14,560
 9/30/2003                             -0.98             $  14,417
10/31/2003                              6.12             $  15,300
11/30/2003                              1.36             $  15,508
12/31/2003                              6.16             $  16,463
 1/31/2004                              1.76             $  16,753
 2/29/2004                              2.14             $  17,111
 3/31/2004                             -0.88             $  16,961
 4/30/2004                             -2.44             $  16,547
 5/31/2004                              1.02             $  16,716
 6/30/2004                              2.36             $  17,110
 7/31/2004                             -1.41             $  16,869
 8/31/2004                              1.42             $  17,108
 9/30/2004                              1.55             $  17,374
10/31/2004                              1.66             $  17,662
11/30/2004                              5.06             $  18,556
12/31/2004                              3.35             $  19,177

                                                        S&P 500 INDEX
  6/3/1997                                               $   10,000
 6/30/1997                              4.82             $   10,482
 7/31/1997                              7.95             $   11,315
 8/31/1997                              -5.6             $   10,682
 9/30/1997                              5.47             $   11,266
10/31/1997                             -3.34             $   10,890
11/30/1997                              4.63             $   11,394
12/31/1997                              1.72             $   11,590
 1/31/1998                               1.1             $   11,717
 2/28/1998                              7.21             $   12,562
 3/31/1998                              5.12             $   13,205
 4/30/1998                              1.02             $   13,340
 5/31/1998                             -1.72             $   13,111
 6/30/1998                              4.06             $   13,643
 7/31/1998                             -1.06             $   13,498
 8/31/1998                            -14.45             $   11,548
 9/30/1998                              6.41             $   12,288
10/31/1998                              8.12             $   13,286
11/30/1998                              6.06             $   14,091
12/31/1998                              5.76             $   14,902
 1/31/1999                              4.18             $   15,525
 2/28/1999                             -3.11             $   15,043
 3/31/1999                                 4             $   15,644
 4/30/1999                              3.87             $   16,250
 5/31/1999                             -2.36             $   15,866
 6/30/1999                              5.53             $   16,744
 7/31/1999                             -3.11             $   16,223
 8/31/1999                              -0.5             $   16,142
 9/30/1999                             -2.74             $   15,699
10/31/1999                              6.33             $   16,693
11/30/1999                              2.03             $   17,032
12/31/1999                              5.88             $   18,034
 1/31/2000                             -5.02             $   17,128
 2/29/2000                             -1.89             $   16,805
 3/31/2000                              9.78             $   18,448
 4/30/2000                             -3.01             $   17,893
 5/31/2000                             -2.05             $   17,526
 6/30/2000                              2.46             $   17,957
 7/31/2000                             -1.56             $   17,677
 8/31/2000                              6.21             $   18,775
 9/30/2000                             -5.28             $   17,783
10/31/2000                             -0.42             $   17,709
11/30/2000                             -7.88             $   16,313
12/31/2000                              0.49             $   16,393
 1/31/2001                              3.55             $   16,975
 2/28/2001                             -9.11             $   15,429
 3/31/2001                             -6.33             $   14,452
 4/30/2001                              7.76             $   15,574
 5/31/2001                              0.67             $   15,678
 6/30/2001                             -2.43             $   15,297
 7/31/2001                             -0.98             $   15,147
 8/31/2001                             -6.25             $   14,200
 9/30/2001                             -8.07             $   13,054
10/31/2001                              1.91             $   13,304
11/30/2001                              7.67             $   14,324
12/31/2001                              0.88             $   14,450
 1/31/2002                             -1.46             $   14,239
 2/28/2002                             -1.93             $   13,964
 3/31/2002                              3.76             $   14,489
 4/30/2002                             -6.06             $   13,611
 5/31/2002                             -0.73             $   13,512
 6/30/2002                             -7.12             $   12,550
 7/31/2002                             -7.79             $   11,572
 8/31/2002                              0.65             $   11,648
 9/30/2002                            -10.86             $   10,383
10/31/2002                              8.79             $   11,295
11/30/2002                              5.88             $   11,959
12/31/2002                             -5.87             $   11,257
 1/31/2003                             -2.61             $   10,964
 2/28/2003                              -1.5             $   10,799
 3/31/2003                              0.97             $   10,904
 4/30/2003                              8.23             $   11,801
 5/31/2003                              5.26             $   12,422
 6/30/2003                              1.28             $   12,581
 7/31/2003                              1.76             $   12,802
 8/31/2003                              1.95             $   13,052
 9/30/2003                             -1.06             $   12,914
10/31/2003                              5.65             $   13,643
11/30/2003                              0.88             $   13,763
12/31/2003                              5.24             $   14,485
 1/31/2004                              1.84             $   14,751
 2/29/2004                              1.39             $   14,956
 3/31/2004                             -1.51             $   14,730
 4/30/2004                             -1.57             $   14,499
 5/31/2004                              1.37             $   14,698
 6/30/2004                              1.94             $   14,983
 7/31/2004                             -3.31             $   14,487
 8/31/2004                               0.4             $   14,545
 9/30/2004                              1.08             $   14,702
10/31/2004                              1.53             $   14,927
11/30/2004                              4.04             $   15,530
12/31/2004                              3.56             $   16,083

PERFORMANCE OVERVIEW 6/3/1997 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT


PORTFOLIO MANAGER

RICK B. JONES, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 6/3/1997)

                           1 YEAR    5 YEAR    SINCE INCEPTION
--------------------------------------------------------------
BB&T Large Cap
 Value Fund                 13.18%     4.08%              6.37%

S&P 500 Index               10.88%    -2.30%              6.50%

Russell 1000 Value Index    16.49%     5.27%              9.02%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE CAP VALUE FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

INVESTMENT CONCERNS
EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THE FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES. COMMON STOCKS, AND FUNDS INVESTING IN COMMON STOCKS, GENERALLY PROVIDE GREATER RETURN POTENTIAL WHEN COMPARED WITH OTHER TYPES OF INVESTMENTS. VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

Q.   HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2004, the BB&T Large Cap Value Variable Insurance Fund provided a total return of 13.18%. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index rose 9.74%, the S&P 500 Index gained 10.88% and the Russell 1000(R) Value Index(1) added 16.49%.

Q.   WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE RELATIVE TO ITS
     BENCHMARKS?
In absolute terms, we had a good year, with the Fund riding on the back of a stock market that sputtered for much of the year, but surged higher in the fourth quarter. We also benefited from the fact that value stocks significantly outperformed growth stocks. If you take a close look at the way market indices are structured, value indices are weighted more toward cyclical sectors such as energy, materials and industrials - that did well in 2004.

The economic backdrop for equities was mostly positive. Throughout the period, economic growth in the U.S. was strong, as it was in much of the world. Corporate earnings growth was in the neighborhood of 20%, inflation was generally contained - spikes in oil prices, notwithstanding - and while the Federal Reserve raised short-term interest rates five times during the year, longer-term rates (those driven by market forces) held steady.

While the fund generated solid returns for shareholders in 2004, it did lag the Russell 1000(R) Value Index. Reasons for our relative underperformance include the fact that we didn't own some of the high-multiple, top-performing information technology stocks that are a part of the index - such as Apple Computer. Additionally, from a market-cap perspective, we are a large-cap fund, and the index includes a fairly large proportion of mid-cap stocks, which as a group, did better than large cap equities.

As of December 31, 2004, the portfolio's five largest holdings were ConocoPhillips (2.8% of the portfolio's assets), Bank of America Corp. (2.7%), Emerson Electric Co. (2.3%), Royal Dutch Petroleum Co. - NY Shares (2.2%) and The Walt Disney Co. (2.2%).(2)

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of December 31, our yield was 2.5%, versus 1.7% for the S&P 500.

Q.   WHAT IS YOUR OUTLOOK FOR 2005?
A year ago we believed that a strong economy would bode well for stocks in 2004, and we feel the same going into this new year. Some caveats: productivity growth could slow, and we expect earnings growth to moderate to an 8-10% level. On the plus side, equity valuations are more attractive than they were 12 months ago, as earnings grew much faster than stock prices overall.

Generally speaking, there are more positive economic indicators than there are negative ones, which leads us to enter 2005 on an optimistic note.We think the fund's broadly diversified portfolio of financially strong, reasonably priced stocks is well-positioned for the coming year.

(1) THE PERFORMANCE OF THE BB&T LARGE CAP VALUE FUND IS MEASURED AGAINST THE RUSSELL 1000 VALUE INDEX, WHICH MEASURES THE PERFORMANCE OF THE 1000 LARGEST OF THE 3000 LARGEST U.S. - DOMICILED COMPANIES (BASED ON TOTAL MARKET CAPITALIZATION) WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDING IS SUBJECT TO CHANGE

The BB&T MID CAP GROWTH FUND INCEPTION 10/15/2001

                                                                      BB&T MID CAP GROWTH FUND
Mid Cap Growth Variable Insurance Fund                   10/15/2001            10,000
Mid Cap Growth Variable Insurance Fund                   10/31/2001             9,910
Mid Cap Growth Variable Insurance Fund                   11/30/2001            10,330
Mid Cap Growth Variable Insurance Fund                   12/31/2001            10,700
Mid Cap Growth Variable Insurance Fund                    1/31/2002            10,750
Mid Cap Growth Variable Insurance Fund                    2/28/2002            10,260
Mid Cap Growth Variable Insurance Fund                    3/31/2002            11,150
Mid Cap Growth Variable Insurance Fund                    4/30/2002            11,000
Mid Cap Growth Variable Insurance Fund                    5/31/2002            10,860
Mid Cap Growth Variable Insurance Fund                    6/30/2002            10,220
Mid Cap Growth Variable Insurance Fund                    7/31/2002             9,280
Mid Cap Growth Variable Insurance Fund                    8/31/2002             9,200
Mid Cap Growth Variable Insurance Fund                    9/30/2002             8,860
Mid Cap Growth Variable Insurance Fund                   10/31/2002             9,010
Mid Cap Growth Variable Insurance Fund                   11/30/2002             9,180
Mid Cap Growth Variable Insurance Fund                   12/31/2002             8,560
Mid Cap Growth Variable Insurance Fund                    1/31/2003             8,470
Mid Cap Growth Variable Insurance Fund                    2/28/2003             8,280
Mid Cap Growth Variable Insurance Fund                    3/31/2003             8,200
Mid Cap Growth Variable Insurance Fund                    4/30/2003             8,750
Mid Cap Growth Variable Insurance Fund                    5/31/2003             9,650
Mid Cap Growth Variable Insurance Fund                    6/30/2003             9,800
Mid Cap Growth Variable Insurance Fund                    7/31/2003            10,250
Mid Cap Growth Variable Insurance Fund                    8/31/2003            11,070
Mid Cap Growth Variable Insurance Fund                    9/30/2003            10,700
Mid Cap Growth Variable Insurance Fund                   10/31/2003            11,700
Mid Cap Growth Variable Insurance Fund                   11/30/2003            11,920
Mid Cap Growth Variable Insurance Fund                   12/31/2003            11,690
Mid Cap Growth Variable Insurance Fund                    1/31/2004            12,100
Mid Cap Growth Variable Insurance Fund                    2/29/2004            12,250
Mid Cap Growth Variable Insurance Fund                    3/31/2004            12,150
Mid Cap Growth Variable Insurance Fund                    4/30/2004            11,570
Mid Cap Growth Variable Insurance Fund                    5/31/2004            11,930
Mid Cap Growth Variable Insurance Fund                    6/30/2004            12,400
Mid Cap Growth Variable Insurance Fund                    7/31/2004            11,480
Mid Cap Growth Variable Insurance Fund                    8/31/2004            11,290
Mid Cap Growth Variable Insurance Fund                    9/30/2004            11,940
Mid Cap Growth Variable Insurance Fund                   10/31/2004            12,290
Mid Cap Growth Variable Insurance Fund                   11/30/2004            13,060
Mid Cap Growth Variable Insurance Fund                   12/31/2004            13,700

                                          RUSSELL MID CAP GROWTH INDEX
10/15/2001                                        $   10,000
10/31/2001                      -1.06             $    9,894
11/30/2001                      10.77             $   10,960
12/31/2001                        3.8             $   11,376
 1/31/2002                      -3.25             $   11,006
 2/28/2002                      -5.67             $   10,382
 3/31/2002                       7.63             $   11,174
 4/30/2002                      -5.29             $   10,583
 5/31/2002                      -2.98             $   10,268
 6/30/2002                     -11.04             $    9,134
 7/31/2002                      -9.72             $    8,246
 8/31/2002                      -0.35             $    8,218
 9/30/2002                      -7.94             $    7,565
10/31/2002                       7.75             $    8,151
11/30/2002                       7.83             $    8,790
12/31/2002                      -6.04             $    8,259
 1/31/2003                      -0.98             $    8,178
 2/28/2003                      -0.87             $    8,107
 3/31/2003                       1.86             $    8,258
 4/30/2003                       6.81             $    8,820
 5/31/2003                       9.62             $    9,668
 6/30/2003                       1.43             $    9,807
 7/31/2003                       3.57             $   10,157
 8/31/2003                       5.51             $   10,716
 9/30/2003                      -1.94             $   10,508
10/31/2003                       8.06             $   11,355
11/30/2003                       2.68             $   11,660
12/31/2003                       1.09             $   11,787
 1/31/2004                        3.3             $   12,176
 2/29/2004                       1.68             $   12,380
 3/31/2004                      -0.19             $   12,357
 4/30/2004                      -2.82             $   12,008
 5/31/2004                       2.36             $   12,292
 6/30/2004                       1.59             $   12,487
 7/31/2004                      -6.62             $   11,661
 8/31/2004                      -1.23             $   11,517
 9/30/2004                       3.73             $   11,947
10/31/2004                       3.39             $   12,352
11/30/2004                       5.16             $   12,989
12/31/2004                       4.79             $   13,611

                                              S&P 500 INDEX
10/15/2001                                     $   10,000
10/31/2001                      -2.74          $    9,726
11/30/2001                       7.67          $   10,472
12/31/2001                       0.88          $   10,564
 1/31/2002                      -1.46          $   10,410
 2/28/2002                      -1.93          $   10,209
 3/31/2002                       3.76          $   10,593
 4/30/2002                      -6.06          $    9,951
 5/31/2002                      -0.73          $    9,878
 6/30/2002                      -7.12          $    9,175
 7/31/2002                      -7.79          $    8,460
 8/31/2002                       0.65          $    8,515
 9/30/2002                     -10.86          $    7,590
10/31/2002                       8.79          $    8,258
11/30/2002                       5.88          $    8,743
12/31/2002                      -5.87          $    8,230
 1/31/2003                      -2.61          $    8,015
 2/28/2003                       -1.5          $    7,895
 3/31/2003                       0.97          $    7,972
 4/30/2003                       8.23          $    8,628
 5/31/2003                       5.26          $    9,081
 6/30/2003                       1.28          $    9,198
 7/31/2003                       1.76          $    9,360
 8/31/2003                       1.95          $    9,542
 9/30/2003                      -1.06          $    9,441
10/31/2003                       5.65          $    9,974
11/30/2003                       0.88          $   10,062
12/31/2003                       5.24          $   10,589
 1/31/2004                       1.84          $   10,784
 2/29/2004                       1.39          $   10,934
 3/31/2004                      -1.51          $   10,769
 4/30/2004                      -1.57          $   10,600
 5/31/2004                       1.37          $   10,745
 6/30/2004                       1.94          $   10,954
 7/31/2004                      -3.31          $   10,591
 8/31/2004                        0.4          $   10,633
 9/30/2004                       1.08          $   10,748
10/31/2004                       1.53          $   10,913
11/30/2004                       4.04          $   11,354
12/31/2004                        3.4          $   11,740

PERFORMANCE OVERVIEW 10/15/2001 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT


PORTFOLIO MANAGER

DAVID P. NOLAN
Senior Vice President and Portfolio Manager
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/2001)

                              1 YEAR     SINCE INCEPTION
--------------------------------------------------------
BB&T Mid Cap Growth Fund       17.19%              10.30%

Russell Mid Cap Growth Index   15.48%              10.07%

S&P 500 Index                  10.88%               5.17%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T MID CAP GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

INVESTMENT CONCERNS
MID-CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISKS SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE, AND HISTORICALLY, THEIR STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN STOCKS ON AVERAGE EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THE FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES. COMMON STOCKS, AND FUNDS INVESTING IN COMMON STOCKS, GENERALLY PROVIDE GREATER RETURN POTENTIAL WHEN COMPARED WITH OTHER TYPES OF INVESTMENTS. VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

Q.   HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2004, the BB&T Mid Cap Growth Variable Insurance Fund provided a total return of 17.19%. In comparison, the Russell Mid Cap Growth Index(1) rose 15.48%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTPERFORMANCE COMPARED TO YOUR BENCHMARK?
A lot of our success can be attributed to strong outperformance in our consumer discretionary holdings; this was far and away the most significant contributor to the Fund's returns.We also did very well in technology and industrials.

Our largest, single contributor among consumer discretionary stocks was Urban Outfitters, Inc. (2.4% of the portfolio's assets). When we bought Urban Outfitters, Inc., it perfectly fit our mid-cap growth model.The company boasted significant EPS and revenue growth, at an attractive price. Urban Outfitters, Inc. also offered a two-part theme and catalyst. First, the company was split into two separate brands: Urban Outfitters, Inc. stores and a retail brand called Anthropologie. What Urban brought to the table was a style that appealed to the 18-to-30 group, a dynamically growing market segment. The stores feature women's and men's clothing, accessories, and apartment wares and gifts. Anthropologie's stores focus on women between the ages of 30 and 45, offering apparel and accessories in a unique niche that was not being met by the vast majority of other retailers. Like Urban Outfitters, Inc., Anthropolgie also sells furnishings, but to homeowners, not renters.

Harman International Industries, Inc. (1.9%) - which makes "infotainment" systems primarily for European vehicles - was our second-biggest contributor among consumer discretionary names during the period.

Further, if we look at our top-five performing stocks - aside from Urban Outfitters, Inc. and Harman International Industries, Inc.-the remaining three holdings were technology companies: AutoDesk, Inc. (2.9%), which develops and markets design and drafting software; Apple Computer, Inc. (2.9%), which profited greatly from the release of the iPod; and Cognizant Technology Solutions Corp. (1.9%), a provider of custom information technology design.

As of December 31, 2004, the portfolio's five largest holdings were Apple Computer, Inc. (2.9%), Autodesk, Inc. (2.9%), Urban Outfitters, Inc. (2.4%), Coach, Inc. (2.3%) and Starwood Hotels & Resorts Worldwide, Inc. (2.2%).(2)

(1) THE PERFORMANCE OF THE BB&T MID CAP GROWTH FUND IS MEASURED AGAINST THE RUSSELL MID CAP GROWTH INDEX, A RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS OF MID-SIZED COMPANIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDING IS SUBJECT TO CHANGE

Q.   WHAT IS YOUR OUTLOOK FOR 2005?
The year has started off with something of a modest give-back in the stock market. The market seems more concerned with future action by the Federal Reserve, along with what seems to be an inevitable deceleration in year-over-year earnings growth.

Looking at broad economic currents, it appears to us that the trade deficit is taking a sizable bite out of the fourth-quarter gross domestic product growth. But we still believe that, for 2005, GDP growth will sustain a fairly solid rate of 3-35%. If GDP falls below this level, the Fed could be persuaded to temper its rate increases, rather than risk throttling economic growth.

On a sector basis, we think energy stocks should still do well, though not as impressively as they did in 2004; nothing has changed our belief that supply lags demand, which will keep energy prices relatively high. We also expect niche, growth retailers to continue to do well, along with select technology stocks.

Finally, if the economy slows down appreciably in 2005, healthcare stocks should perform relatively well, as they normally are defensive in nature.

The BB&T LARGE COMPANY GROWTH FUND INCEPTION 10/15/2001

                                                  BB&T LARGE COMPANY GROWTH FUND
Large Co Growth VIF                10/15/2001                10,000
Large Co Growth VIF                10/31/2001                 9,810
Large Co Growth VIF                11/30/2001                10,760
Large Co Growth VIF                12/31/2001                10,830
Large Co Growth VIF                 1/31/2002                10,540
Large Co Growth VIF                 2/28/2002                 9,750
Large Co Growth VIF                 3/31/2002                10,230
Large Co Growth VIF                 4/30/2002                 9,500
Large Co Growth VIF                 5/31/2002                 9,330
Large Co Growth VIF                 6/30/2002                 8,620
Large Co Growth VIF                 7/31/2002                 7,860
Large Co Growth VIF                 8/31/2002                 7,970
Large Co Growth VIF                 9/30/2002                 7,430
Large Co Growth VIF                10/31/2002                 7,840
Large Co Growth VIF                11/30/2002                 8,050
Large Co Growth VIF                12/31/2002                 7,530
Large Co Growth VIF                 1/31/2003                 7,420
Large Co Growth VIF                 2/28/2003                 7,290
Large Co Growth VIF                 3/31/2003                 7,410
Large Co Growth VIF                 4/30/2003                 7,900
Large Co Growth VIF                 5/31/2003                 8,410
Large Co Growth VIF                 6/30/2003                 8,500
Large Co Growth VIF                 7/31/2003                 8,670
Large Co Growth VIF                 8/31/2003                 8,880
Large Co Growth VIF                 9/30/2003                 8,730
Large Co Growth VIF                10/31/2003                 9,370
Large Co Growth VIF                11/30/2003                 9,420
Large Co Growth VIF                12/31/2003                 9,640
Large Co Growth VIF                 1/31/2004                 9,800
Large Co Growth VIF                 2/29/2004                 9,820
Large Co Growth VIF                 3/31/2004                 9,790
Large Co Growth VIF                 4/30/2004                 9,550
Large Co Growth VIF                 5/31/2004                 9,700
Large Co Growth VIF                 6/30/2004                 9,840
Large Co Growth VIF                 7/31/2004                 9,320
Large Co Growth VIF                 8/31/2004                 9,280
Large Co Growth VIF                 9/30/2004                 9,381
Large Co Growth VIF                10/31/2004                 9,501
Large Co Growth VIF                11/30/2004                 9,851
Large Co Growth VIF                12/31/2004                10,182

                                              S&P 500 INDEX
10/15/2001                                     $   10,000
10/31/2001                      -2.74          $    9,726
11/30/2001                       7.67          $   10,472
12/31/2001                       0.88          $   10,564
 1/31/2002                      -1.46          $   10,410
 2/28/2002                      -1.93          $   10,209
 3/31/2002                       3.76          $   10,593
 4/30/2002                      -6.06          $    9,951
 5/31/2002                      -0.73          $    9,878
 6/30/2002                      -7.12          $    9,175
 7/31/2002                      -7.79          $    8,460
 8/31/2002                       0.65          $    8,515
 9/30/2002                     -10.86          $    7,590
10/31/2002                       8.79          $    8,258
11/30/2002                       5.88          $    8,743
12/31/2002                      -5.87          $    8,230
 1/31/2003                      -2.61          $    8,015
 2/28/2003                       -1.5          $    7,895
 3/31/2003                       0.97          $    7,972
 4/30/2003                       8.23          $    8,628
 5/31/2003                       5.26          $    9,081
 6/30/2003                       1.28          $    9,198
 7/31/2003                       1.76          $    9,360
 8/31/2003                       1.95          $    9,542
 9/30/2003                      -1.06          $    9,441
10/31/2003                       5.65          $    9,974
11/30/2003                       0.88          $   10,062
12/31/2003                       5.24          $   10,589
 1/31/2004                       1.84          $   10,784
 2/29/2004                       1.39          $   10,934
 3/31/2004                      -1.51          $   10,769
 4/30/2004                      -1.57          $   10,600
 5/31/2004                       1.37          $   10,745
 6/30/2004                       1.94          $   10,954
 7/31/2004                      -3.31          $   10,591
 8/31/2004                        0.4          $   10,633
 9/30/2004                       1.08          $   10,748
10/31/2004                       1.53          $   10,913
11/30/2004                       4.04          $   11,354
12/31/2004                        3.4          $   11,740

                                   RUSSELL 1000 GROWTH INDEX
10/15/01                                 $    10,000
10/31/01                -2.55            $     9,745
11/30/01                 9.61            $    10,681
12/31/01                -0.19            $    10,661
01/31/02                -1.77            $    10,472
02/28/02                -4.15            $    10,038
03/31/02                 3.46            $    10,385
04/30/02                -8.16            $     9,538
05/31/02                -2.42            $     9,307
06/30/02                -9.25            $     8,446
07/31/02                 -5.5            $     7,982
08/31/02                  0.3            $     8,005
09/30/02               -10.37            $     7,175
10/31/02                 9.17            $     7,833
11/30/02                 5.43            $     8,259
12/31/02                -6.91            $     7,688
01/31/03                -2.43            $     7,501
02/28/03                -0.46            $     7,467
03/31/03                 1.86            $     7,606
04/30/03                 7.39            $     8,168
05/31/03                 4.99            $     8,575
06/30/03                 1.38            $     8,693
07/31/03                 2.49            $     8,910
08/31/03                 2.49            $     9,132
09/30/03                -1.07            $     9,034
10/31/03                 5.62            $     9,542
11/30/03                 1.05            $     9,642
12/31/03                 3.46            $     9,976
01/31/04                 2.04            $    10,179
02/29/04                 0.64            $    10,244
03/31/04                -1.86            $    10,054
04/30/04                -1.16            $     9,937
05/31/04                 1.86            $    10,122
06/30/04                 1.25            $    10,248
07/31/04                -5.65            $     9,669
08/31/04                -0.49            $     9,622
09/30/04                 0.95            $     9,713
10/31/04                 1.56            $     9,865
11/30/04                 3.44            $    10,204
12/31/04                 3.92            $    10,604

PERFORMANCE OVERVIEW 10/15/2001 - 12/31/2004
GROWTH OF A $10,000 INVESTMENT


PORTFOLIO MANAGEMENT TEAM
PAIGE C. HENDERSON, CFA, CPA
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/2001)

                              1 YEAR    SINCE INCEPTION
-------------------------------------------------------
BB&T Large Company
 Growth Fund                    5.63%              0.56%

S&P 500 Index                  10.88%              5.17%

Russell 1000 Growth Index       6.30%              1.84%


THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE COMPANY GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

INVESTMENT CONCERNS
EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THE FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES. COMMON STOCKS, AND FUNDS INVESTING IN COMMON STOCKS, GENERALLY PROVIDE GREATER RETURN POTENTIAL WHEN COMPARED WITH OTHER TYPES OF INVESTMENTS. VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

Q.   HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2004, the BB&T Large Company Growth Variable Insurance Fund provided a total return of 5.63%. In comparison, the S&P 500 Index rose 10.88%, and the Russell 1000(R) Growth Index(1) gained 6.30%.

Q.   WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
In 2004, we witnessed a capitalization-weighted phenomenon, in that, large-cap stocks generally trailed mid- and small-cap issues. At the same time, the growth sector underperformed value. These fundamental trends dampened performance among large-company growth stocks, relative to the overall market, and acted as a drag on Fund returns compared to the Fund's benchmark.

Nonetheless, there were pockets of impressive performance. Energy stocks were quite strong, and while energy has only a small representation in our portfolio, the sector's substantial returns added appreciably to our overall returns. Another positive for us was our overweighting in industrial stocks, while stock selection in health care and consumer discretionary also enhanced the Fund's performance.

In particular, the Fund benefited from owning shares of UnitedHealth Group (2.7% of the portfolio's assets), one of the nation's largest health services group. We also saw strong performance from Quest Diagnostics, Inc. (1.9%), Gilead Sciences, Inc. (1.8%) and Becton, Dickinson & Co. (2.0%). In the consumer discretionary sector, we did well with such stocks as Coach, Inc. (1.3%) and Home Depot, Inc. (25%).

As of December 31, 2004, the portfolio's five largest holdings were Johnson & Johnson (3.9%), Intel Corp. (3.5%), Microsoft Corp. (3.3%), Dell, Inc. (3.0%) and Proctor & Gamble Co. (3.0%).(2)

Q.   WHAT IS YOUR OUTLOOK FOR 2005?
For 2005, we hope to see a return to more normal relative valuations for high-quality large-cap stocks. Such companies are trading at historically low valuations relative to the rest of the market and should offer investors a good opportunity.

Rising interest rates will be a factor in 2005 and could pressure valuations. Margins are at relatively high levels; earnings growth is likely to come from increasing revenue and financial actions taken by managements, including share repurchase.

The increased involvement of regulators is just beginning to be felt throughout corporate America, and this environment could potentially raise the risk premium required by managements to proceed with mergers or acquisitions. However, we anticipate an increase in M&A activity, as well as share repurchases and rising dividend payments, as pressure builds for managements to utilize the cash on their balance sheets. The Federal Reserve's actions to decrease liquidity, as well as the current low corporate credit spreads, could also support strong companies with attractive valuations.

Over the last 12 months, our sector struggled, relatively speaking, against a tide that favored lower-capitalization and value stocks. We would not be surprised to see a shift in market sentiment toward large-cap growth in 2005.

(1) THE PERFORMANCE OF THE BB&T LARGE COMPANY GROWTH FUND IS MEASURED AGAINST THE RUSSELL 1000 GROWTH INDEX AN UNMANAGED INDEX WHICH IS COMPRISED OF 1,000 OF THE LARGEST CAPITALIZED U.S. DOMICILED COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES WHOSE COMMON STOCK IS TRADED IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND NASDAQ. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2)  THE COMPOSITION OF THE FUND'S HOLDING IS SUBJECT TO CHANGE

The BB&T CAPITAL MANAGER EQUITY FUND INCEPTION 5/1/2001
PERFORMANCE OVERVIEW 5/1/2001 - 12/31/2004

                                                                           BB&T CAPITAL MANAGER EQUITY FUND
Capital Manager Equity Variable Insurance Fund                  5/1/2001               10,000
Capital Manager Equity Variable Insurance Fund                 5/31/2001                9,901
Capital Manager Equity Variable Insurance Fund                 6/30/2001                9,658
Capital Manager Equity Variable Insurance Fund                 7/31/2001                9,549
Capital Manager Equity Variable Insurance Fund                 8/31/2001                9,143
Capital Manager Equity Variable Insurance Fund                 9/30/2001                8,434
Capital Manager Equity Variable Insurance Fund                10/31/2001                8,602
Capital Manager Equity Variable Insurance Fund                11/30/2001                9,058
Capital Manager Equity Variable Insurance Fund                12/31/2001                9,191
Capital Manager Equity Variable Insurance Fund                 1/31/2002                9,032
Capital Manager Equity Variable Insurance Fund                 2/28/2002                8,874
Capital Manager Equity Variable Insurance Fund                 3/31/2002                9,211
Capital Manager Equity Variable Insurance Fund                 4/30/2002                8,904
Capital Manager Equity Variable Insurance Fund                 5/31/2002                8,834
Capital Manager Equity Variable Insurance Fund                 6/30/2002                8,309
Capital Manager Equity Variable Insurance Fund                 7/31/2002                7,616
Capital Manager Equity Variable Insurance Fund                 8/31/2002                7,626
Capital Manager Equity Variable Insurance Fund                 9/30/2002                6,944
Capital Manager Equity Variable Insurance Fund                10/31/2002                7,306
Capital Manager Equity Variable Insurance Fund                11/30/2002                7,607
Capital Manager Equity Variable Insurance Fund                12/31/2002                7,237
Capital Manager Equity Variable Insurance Fund                 1/31/2003                7,046
Capital Manager Equity Variable Insurance Fund                 2/28/2003                6,875
Capital Manager Equity Variable Insurance Fund                 3/31/2003                6,905
Capital Manager Equity Variable Insurance Fund                 4/30/2003                7,398
Capital Manager Equity Variable Insurance Fund                 5/31/2003                7,831
Capital Manager Equity Variable Insurance Fund                 6/30/2003                7,902
Capital Manager Equity Variable Insurance Fund                 7/31/2003                8,023
Capital Manager Equity Variable Insurance Fund                 8/31/2003                8,194
Capital Manager Equity Variable Insurance Fund                 9/30/2003                8,127
Capital Manager Equity Variable Insurance Fund                10/31/2003                8,581
Capital Manager Equity Variable Insurance Fund                11/30/2003                8,712
Capital Manager Equity Variable Insurance Fund                12/31/2003                9,081
Capital Manager Equity Variable Insurance Fund                 1/31/2004                9,243
Capital Manager Equity Variable Insurance Fund                 2/29/2004                9,364
Capital Manager Equity Variable Insurance Fund                 3/31/2004                9,287
Capital Manager Equity Variable Insurance Fund                 4/30/2004                9,085
Capital Manager Equity Variable Insurance Fund                 5/31/2004                9,186
Capital Manager Equity Variable Insurance Fund                 6/30/2004                9,370
Capital Manager Equity Variable Insurance Fund                 7/31/2004                9,036
Capital Manager Equity Variable Insurance Fund                 8/31/2004                9,077
Capital Manager Equity Variable Insurance Fund                 9/30/2004                9,272
Capital Manager Equity Variable Insurance Fund                10/31/2004                9,434
Capital Manager Equity Variable Insurance Fund                11/30/2004                9,840
Capital Manager Equity Variable Insurance Fund                12/31/2004               10,163

                                                S&P 500 INDEX
  5/1/2001                                       $   10,000
 5/31/2001                           -0.68       $    9,932
 6/30/2001                           -2.43       $    9,691
 7/31/2001                           -0.98       $    9,596
 8/31/2001                           -6.25       $    8,996
 9/30/2001                           -8.07       $    8,270
10/31/2001                            1.91       $    8,428
11/30/2001                            7.67       $    9,074
12/31/2001                            0.88       $    9,154
 1/31/2002                           -1.46       $    9,021
 2/28/2002                           -1.93       $    8,846
 3/31/2002                            3.76       $    9,179
 4/30/2002                           -6.06       $    8,623
 5/31/2002                           -0.73       $    8,560
 6/30/2002                           -7.12       $    7,950
 7/31/2002                           -7.79       $    7,331
 8/31/2002                            0.65       $    7,379
 9/30/2002                          -10.86       $    6,577
10/31/2002                            8.79       $    7,156
11/30/2002                            5.88       $    7,576
12/31/2002                           -5.87       $    7,132
 1/31/2003                           -2.61       $    6,945
 2/28/2003                            -1.5       $    6,841
 3/31/2003                            0.97       $    6,908
 4/30/2003                            8.23       $    7,476
 5/31/2003                            5.26       $    7,869
 6/30/2003                            1.28       $    7,970
 7/31/2003                            1.76       $    8,110
 8/31/2003                            1.95       $    8,269
 9/30/2003                           -1.06       $    8,181
10/31/2003                            5.65       $    8,643
11/30/2003                            0.88       $    8,719
12/31/2003                            5.24       $    9,176
 1/31/2004                            1.84       $    9,345
 2/29/2004                            1.39       $    9,475
 3/31/2004                           -1.51       $    9,332
 4/30/2004                           -1.57       $    9,185
 5/31/2004                            1.37       $    9,311
 6/30/2004                            1.94       $    9,492
 7/31/2004                           -3.31       $    9,177
 8/31/2004                             0.4       $    9,214
 9/30/2004                            1.08       $    9,314
10/31/2004                            1.53       $    9,456
11/30/2004                            4.04       $    9,838
12/31/2004                             3.4       $   10,173

GROWTH OF A $10,000 INVESTMENT


PORTFOLIO MANAGER
Managed by the BB&T Balanced Portfolio Management Team

AGGREGATE TOTAL RETURNS (INCEPTION 5/1/2001)

                                  1 YEAR    SINCE INCEPTION
-----------------------------------------------------------
BB&T Capital Manager
 Equity Fund                       11.91%              0.44%

S&P 500 Index                      10.88%              0.51%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL MANAGER EQUITY FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

INVESTMENT CONCERNS
EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THE FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES. COMMON STOCKS, AND FUNDS INVESTING IN COMMON STOCKS, GENERALLY PROVIDE GREATER RETURN POTENTIAL WHEN COMPARED WITH OTHER TYPES OF INVESTMENTS. VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

Q.   HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2004, the BB&T Capital Manager Equity Variable Insurance Fund provided a total return of 11.91%. In comparison, the S&P 500 Index(1) rose 10.88%.

Q.   WHAT FACTORS CONTRIBUTED TO THE FUND'S MODEST OUTPERFORMANCE?
The Fund invests in a diversified selection of underlying portfolios from the BB&T family of mutual funds. As such, our allocation decisions play a big role in the Fund's performance.

In 2005, we benefited from strong, absolute returns from the shares we owned in the BB&T Large Company Value Fund and BB&T International Equity Fund. On a sector basis, we have a long-term strategic overweight in the value arena, which did very well versus growth. Also, our strategic overweights in mid-cap and small-cap contributed to our performance.

Our substantial weighting in the International Equity Fund demonstrated the potential value of diversifying outside the U.S., as the MSCI EAFE Index, which tracks international stocks, gained nearly twice as much as the S&P 500 Index, our domestic equity benchmark.

As of December 31, 2004, the portfolio's five largest allocations in underlying BB&T portfolios were the Large Company Value Fund (30.3% of the portfolio's assets), the Large Company Growth Fund (20.1%), the International Equity Fund (14.8%), the Equity Index Fund (125%) and the Mid Cap Value Fund (7.0%).(2)

These five funds are the same, and in the same order, as the allocations we had one year earlier. This similarity reflects our practice of rebalancing the Fund's assets back to our strategic weightings on a regular basis.

Q.   WHAT IS YOUR OUTLOOK FOR 2005?
Looking out over the next 12 months, we have moderately positive expectations for stocks, and we expect stocks to outperform bonds.

Rising interest rates will be a factor in 2005 and could pressure equity valuations. Margins are at relatively high levels; earnings growth is likely to come from increasing revenue and financial actions taken by managements, including share repurchases.

In any case, earnings growth will moderate from 2004's strong levels, and we are focusing our attention on high-quality companies that are trading at attractive valuations relative to the rest of the market.

A more hostile regulatory environment has dampened managements' willingness to take risk. However, we anticipate a pickup in M&A activity, as pressure builds for managements to utilize the cash on their balance sheets. Other likely uses of cash may include increased dividends and stock repurchases, which should benefit shareholders.

(1) THE PERFORMANCE OF THE BB&T CAPITAL MANAGER EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES

(2)  THE COMPOSITION OF THE FUND'S HOLDING IS SUBJECT TO CHANGE

BB&T VARIABLE INSURANCE FUNDS

SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2004

THE BB&T FUNDS INVESTED, AS A PERCENTAGE OF NET ASSETS, IN THE FOLLOWING INDUSTRIES OR COUNTRIES, AS OF DECEMBER 31, 2004.

                                                                                                         PERCENT
                                                                                                      OF NET ASSETS
                                                                                                      -------------
LARGE CAP VALUE FUND
Consumer Discretionary                                                                                      8.0%
Consumer Staples                                                                                            5.7
Energy                                                                                                     11.1
Financials                                                                                                 28.7
Health Care                                                                                                 8.6
Industrials                                                                                                10.8
Information Technology                                                                                      8.0
Materials                                                                                                   5.0
Repurchase Agreement                                                                                        3.2
Telecommunication Services                                                                                  5.9
Utilities                                                                                                   5.4
                                                                                                      ---------
                                                                                                          100.4%
                                                                                                      =========

MID CAP GROWTH FUND
Consumer Discretionary                                                                                     22.8%
Consumer Staples                                                                                            1.7
Energy                                                                                                      4.9
Financials                                                                                                  6.4
Health Care                                                                                                11.1
Industrials                                                                                                12.0
Information Technology                                                                                     28.0
Repurchase Agreement                                                                                        8.3
Telecommunication Services                                                                                  4.6
                                                                                                      ---------
                                                                                                           99.8%
                                                                                                      =========

LARGE COMPANY GROWTH FUND
Consumer Discretionary                                                                                     14.1%
Consumer Staples                                                                                           11.5
Energy                                                                                                      1.0
Financials                                                                                                  9.2
Health Care                                                                                                24.5
Industrials                                                                                                 8.9
Information Technology                                                                                     26.9
Materials                                                                                                   1.2
Repurchase Agreement                                                                                        3.1
                                                                                                      ---------
                                                                                                          100.4%
                                                                                                      =========

CAPITAL MANAGER EQUITY FUND
Investment Companies                                                                                      100.1%
                                                                                                      =========

SPECIAL OPPORTUNITIES EQUITY FUND
Consumer Discretionary                                                                                      7.2%
Consumer Staples                                                                                           23.1
Energy                                                                                                     13.6
Financials                                                                                                  9.6
Health Care                                                                                                19.2
Industrials                                                                                                 3.1
Information Technology                                                                                     18.9
Insurance                                                                                                   3.5
Repurchase Agreement                                                                                        3.0
                                                                                                      ---------
                                                                                                          101.2%
                                                                                                      =========

TOTAL RETURN BOND FUND
Corporate Bonds                                                                                            17.9%
Fedral Farm Credit Bank                                                                                     1.9
Federal Home Loan Bank                                                                                      8.3
Federal Home Loan Mortgage Corporation                                                                      7.6
Federal National Mortgage Association                                                                      43.3
Repurchase Agreement                                                                                        3.7
U.S. Treasury Notes                                                                                        16.5
                                                                                                      ---------
                                                                                                           99.2%
                                                                                                      =========

BB&T VARIABLE INSURANCE FUNDS

EXPENSE EXAMPLE
DECEMBER 31, 2004

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

Because the Special Opportunities Equity Fund and the Total Return Bond Fund commenced operations on July 22, 2004, they do not have a record of performance for a full six months to compare against other investment companies.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                       ENDING
                                                       BEGINNING       ACCOUNT         EXPENSE PAID       EXPENSE RATIO
                                                     ACCOUNT VALUE      VALUE         DURING PERIOD*      DURING PERIOD
                                                         7/1/04        12/31/04     7/1/04 - 12/31/04   7/1/04 - 12/31/04
                                                     -------------   -----------   ------------------   ------------------
BB&T Large Cap Value Fund                            $    1,000.00   $  1,090.90      $      4.20             0.80%
BB&T Mid Cap Growth Fund                                  1,000.00      1,104.80             4.34             0.82%
BB&T Large Company Growth Fund                            1,000.00      1,034.80             4.35             0.85%
BB&T Capital Manager Equity Fund                          1,000.00      1,084.60             1.10             0.21%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       ENDING
                                                       BEGINNING       ACCOUNT         EXPENSE PAID       EXPENSE RATIO
                                                     ACCOUNT VALUE      VALUE         DURING PERIOD*      DURING PERIOD
                                                         7/1/04        12/31/04     7/1/04 - 12/31/04   7/1/04 - 12/31/04
                                                     -------------   -----------   ------------------   ------------------
BB&T Large Cap Value Fund                            $    1,000.00   $  1,021.11      $      4.06             0.80%
BB&T Mid Cap Growth Fund                                  1,000.00      1,021.01             4.17             0.82%
BB&T Large Company Growth Fund                            1,000.00      1,020.86             4.32             0.85%
BB&T Capital Manager Equity Fund                          1,000.00      1,024.08             1.07             0.21%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T LARGE CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

   SHARES                                                                     FAIR VALUE
------------                                                                ---------------
COMMON STOCKS (97.2%):
               CONSUMER DISCRETIONARY (8.0%):
      28,000   Gannett Company, Inc.                                        $     2,287,600
      60,000   Mattel, Inc.                                                       1,169,400
      36,400   May Department Stores Co.                                          1,070,160
      15,475   V.F. Corp.                                                           857,006
      89,000   Walt Disney Co. (The)                                              2,474,200
      16,100   Whirlpool Corp.                                                    1,114,281
                                                                            ---------------
                                                                                  8,972,647
                                                                            ---------------
               CONSUMER STAPLES (5.7%):
      55,400   Albertson's, Inc.                                                  1,322,952
      32,000   Altria Group, Inc.                                                 1,955,200
      27,000   Kimberly-Clark Corp.                                               1,776,870
      52,452   Sara Lee Corp.                                                     1,266,191
                                                                            ---------------
                                                                                  6,321,213
                                                                            ---------------
               ENERGY (11.1%):
      31,000   Anadarko Petroleum Corp.                                           2,009,110
      46,800   ChevronTexaco Corp.                                                2,457,468
      35,700   ConocoPhillips                                                     3,099,831
      22,632   Exxon Mobil Corp.                                                  1,160,116
      43,500   Royal Dutch Petroleum Co. -- NY Shares                             2,496,030
      18,000   Schlumberger, Ltd.                                                 1,205,100
                                                                            ---------------
                                                                                 12,427,655
                                                                            ---------------
               FINANCIALS (28.7%):
      19,000   American Express Co.                                               1,071,030
      13,000   American International Group, Inc.                                   853,710
      63,500   Aon Corp.                                                          1,515,110
      63,000   Bank of America Corp.                                              2,960,370
      47,333   Citigroup, Inc.                                                    2,280,504
      15,000   Equity Residential                                                   542,700
      22,000   Fannie Mae                                                         1,566,620
      22,500   Franklin Resources, Inc.                                           1,567,125
      44,677   ING Groep NV -- ADR                                                1,351,479
      54,490   J.P. Morgan Chase & Co.                                            2,125,655
      22,200   Lincoln National Corp.                                             1,036,296
      20,000   Merrill Lynch & Company, Inc.                                      1,195,400
      47,000   Northern Trust Corp.                                               2,283,260
      45,000   Old Republic International Corp.                                   1,138,500
      38,000   PNC Financial Services Group                                       2,182,720
      61,600   St. Paul Companies, Inc.                                           2,283,512
      28,000   SunTrust Banks, Inc.                                               2,068,640
      47,000   Washington Mutual, Inc.                                            1,987,160
      32,000   Wells Fargo & Co.                                                  1,988,800
                                                                            ---------------
                                                                                 31,998,591
                                                                            ---------------
               HEALTH CARE (8.6%):
      29,200   Abbott Laboratories                                                1,362,180
      18,000   Becton, Dickinson & Co.                                            1,022,400
      38,600   Bristol-Myers Squibb Co.                                             988,932
      22,000   Cigna Corp.                                                        1,794,540
      25,000   HCA, Inc.                                                            999,000
      19,400   Johnson & Johnson                                                  1,230,348
      54,000   Merck & Company, Inc.                                        $     1,735,560
      22,000   Schering-Plough Corp.                                                459,360
                                                                            ---------------
                                                                                  9,592,320
                                                                            ---------------
               INDUSTRIALS (10.8%):
      36,500   Emerson Electric Co.                                               2,558,650
      40,000   General Electric Co.                                               1,460,000
      19,000   H & R Block, Inc.                                                    931,000
         818   Neenah Paper, Inc. (b)                                                26,667
      48,200   Norfolk Southern Corp.                                             1,744,358
      16,900   Parker-Hannifin Corp.                                              1,280,006
      46,000   Pitney Bowes, Inc.                                                 2,128,880
      50,000   Raytheon Co.                                                       1,941,500
                                                                            ---------------
                                                                                 12,071,061
                                                                            ---------------
               INFORMATION TECHNOLOGY (8.0%):
      42,424   Agilent Technologies, Inc. (b)                                     1,022,418
      40,400   Automatic Data Processing, Inc.                                    1,791,740
      25,000   First Data Corp.                                                   1,063,500
      75,200   Hewlett-Packard Co.                                                1,576,944
      11,800   IBM Corp.                                                          1,163,244
      35,000   Microsoft Corp.                                                      934,850
      87,000   Nokia Corp.-- ADR                                                  1,363,290
                                                                            ---------------
                                                                                  8,915,986
                                                                            ---------------
               MATERIALS (5.0%):
      22,000   Air Products & Chemicals, Inc.                                     1,275,340
      39,000   Alcoa, Inc.                                                        1,225,380
       5,000   E.I. DuPont de Nemours & Co.                                         245,250
      39,800   Sonoco Products Co.                                                1,180,070
      25,000   Weyerhaeuser Co.                                                   1,680,500
                                                                            ---------------
                                                                                  5,606,540
                                                                            ---------------
               TELECOMMUNICATION SERVICES (5.9%):
      17,830   AT&T Corp.                                                           339,840
      70,800   BellSouth Corp.                                                    1,967,532
      63,400   SBC Communications, Inc.                                           1,633,818
      60,000   Sprint Corp.                                                       1,491,000
      61,000   Time Warner, Inc. (b)                                              1,185,840
                                                                            ---------------
                                                                                  6,618,030
                                                                            ---------------
               UTILITIES (5.4%):
      14,000   Dominion Resources, Inc.                                             948,360
      30,000   Duke Energy Corp.                                                    759,900
      38,200   National Fuel Gas Co.                                              1,082,588
      65,000   NiSource, Inc.                                                     1,480,700
      18,000   TXU Corp.                                                          1,162,080
      31,910   Xcel Energy, Inc.                                                    580,762
                                                                            ---------------
                                                                                  6,014,390
                                                                            ---------------
               Total Common Stocks (Cost $88,504,589)                           108,538,433
                                                                            ---------------

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                         COST
------------                                                                ---------------
REPURCHASE AGREEMENT (3.2%):
$  3,522,848   U.S. Bank N.A., 2.05%, dated 12/31/04,
                 maturing 1/3/05, with maturity value of
                 $3,523,450 (Collateralized fully by U.S.
                 Government Agencies)                                       $     3,522,848
                                                                            ---------------
               Total Repurchase Agreement
                 (Cost $3,522,848)                                                3,522,848

Total Investments (Cost $92,027,437) (a) -- 100.4%                              112,061,281

Net Other Assets (Liabilities) -- (0.4)%                                           (449,297)
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $   111,611,984
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation                               $ 22,364,152
         Unrealized depreciation                                 (2,330,308)
                                                               ------------
         Net unrealized appreciation                           $ 20,033,844
                                                               ============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T MID CAP GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

   SHARES                                                                     FAIR VALUE
------------                                                                ---------------
COMMON STOCKS (91.5%):
               CONSUMER DISCRETIONARY (22.8%):
      10,400   American Eagle Outfitters, Inc.                              $       489,840
      13,300   Coach, Inc. (b)                                                      750,120
       7,300   Florida Rock Industries, Inc.                                        434,569
       4,900   Harman International Industries, Inc.                                622,300
      19,100   Hilton Hotels Corp.                                                  434,334
      13,400   MSC Industrial Direct Company, Inc. -- Class A                       482,132
      17,600   PETsMART, Inc. (b)                                                   625,328
       8,200   Royal Caribbean Cruises, Ltd.                                        446,408
      12,000   Staples, Inc.                                                        404,520
       6,300   Starbucks Corp. (b)                                                  392,868
      12,200   Starwood Hotels & Resorts Worldwide, Inc.                            712,480
       7,300   Toll Brothers, Inc. (b)                                              500,853
      17,200   Urban Outfitters, Inc. (b)                                           763,680
         325   Washington Post Co. (The) -- Class B                                 319,482
                                                                            ---------------
                                                                                  7,378,914
                                                                            ---------------
               CONSUMER STAPLES (1.7%):
      18,000   United Natural Foods, Inc. (b)                                       559,800
                                                                            ---------------
               ENERGY (4.9%):
       4,900   Baker Hughes, Inc.                                                   209,083
      13,200   Chesapeake Energy Corp.                                              217,800
       7,700   Massey Energy Co.                                                    269,115
       5,600   Peabody Energy Corp.                                                 453,096
       4,300   Weatherford International, Ltd. (b)                                  220,590
       6,400   XTO Energy, Inc.                                                     226,432
                                                                            ---------------
                                                                                  1,596,116
                                                                            ---------------
               FINANCIALS (6.4%):
      26,500   Ameritrade Holding Corp. (b)                                         376,830
      10,000   Doral Financial Corp.                                                492,500
       5,600   Legg Mason, Inc.                                                     410,256
      25,600   Providian Financial Corp. (b)                                        421,632
       6,000   T. Rowe Price Group, Inc.                                            373,200
                                                                            ---------------
                                                                                  2,074,418
                                                                            ---------------
               HEALTH CARE (11.1%):
       5,200   Biogen Idec, Inc. (b)                                                346,372
      11,500   Caremark Rx, Inc. (b)                                                453,445
       4,000   Cooper Companies, Inc. (The)                                         282,360
       9,400   Covance, Inc. (b)                                                    364,250
       6,600   Dade Behring Holdings, Inc. (b)                                      369,600
       5,500   Fisher Scientific International, Inc. (b)                            343,090
       6,600   Genzyme Corp. (b)                                                    383,262
       6,300   Kinetic Concepts, Inc. (b)                                           480,690
       7,300   Patterson Companies, Inc. (b)                                        316,747
       3,200   Zimmer Holdings, Inc. (b)                                            256,384
                                                                            ---------------
                                                                                  3,596,200
                                                                            ---------------
               INDUSTRIALS (12.0%):
      13,600   Amphenol Corp. -- Class A (b)                                        499,664
       4,100   Cummins, Inc.                                                        343,539
       5,800   Fastenal Co.                                                         357,048
      15,500   Gol-Linhas Aereas Inteligentes -- ADR (b)                            494,140
       9,900   J.B. Hunt Transport Services, Inc.                                   444,015
       6,300   National-Oilwell, Inc. (b)                                           222,327
      13,000   Norfolk Southern Corp.                                               470,470

 SHARES OR                                                                    AMORTIZED
 PRINCIPAL                                                                     COST OR
   AMOUNT                                                                     FAIR VALUE
------------                                                                ---------------
COMMON STOCKS -- (CONTINUED)
               INDUSTRIALS -- (CONTINUED)
      12,700   Rockwell Automation, Inc.                                    $       629,285
       7,800   Yellow Roadway Corp. (b)                                             434,538
                                                                            ---------------
                                                                                  3,895,026
                                                                            ---------------
               INFORMATION TECHNOLOGY (28.0%):
       6,100   Adobe Systems, Inc.                                                  382,714
       8,700   Alliance Data Systems Corp. (b)                                      413,076
      14,700   Apple Computer, Inc. (b)                                             946,679
      24,000   ATI Technologies, Inc. (b)                                           465,360
      24,800   AutoDesk, Inc.                                                       941,160
       6,300   Cerner Corp. (b)                                                     334,971
      14,900   Cognizant Technology Solutions Corp. (b)                             630,717
      22,700   Comverse Technology, Inc. (b)                                        555,015
       8,300   Cree, Inc. (b)                                                       332,664
       3,550   Expeditors International of Washington, Inc.                         198,374
       4,800   FLIR Systems, Inc. (b)                                               306,192
       5,300   Getty Images, Inc. (b)                                               364,905
      10,000   InfoSpace, Inc. (b)                                                  475,500
      10,000   International Rectifier Corp. (b)                                    445,700
      15,300   Juniper Networks, Inc. (b)                                           416,007
      16,700   Marvell Technology Group, Ltd. (b)                                   592,349
      12,000   McAfee Inc. (b)                                                      347,160
      15,100   Network Appliance, Inc. (b)                                          501,622
       7,250   Zebra Technologies Corp. -- Class A (b)                              408,030
                                                                            ---------------
                                                                                  9,058,195
                                                                            ---------------
               TELECOMMUNICATION SERVICES (4.6%):
      15,500   American Tower Corp. -- Class A (b)                                  285,200
      20,400   Nextel Partners, Inc. -- Class A (b)                                 398,616
       6,200   SpectraSite, Inc. (b)                                                358,980
      12,200   XM Satellite Radio Holdings, Inc. -- Class A (b)                     458,964
                                                                            ---------------
                                                                                  1,501,760
                                                                            ---------------
               Total Common Stocks (Cost $21,051,368)                            29,660,429
                                                                            ---------------
REPURCHASE AGREEMENT (8.3%):
$  2,698,448   U.S. Bank N.A., 2.05%, dated 12/31/04,
                 maturing 1/3/05, with maturing value of
                 $2,698,909 (Collateralized fully by
                 various Government Agencies)                                     2,698,448
                                                                            ---------------
               Total Repurchase Agreement
                 (Cost $2,698,448)                                                2,698,448
                                                                            ---------------
Total Investments (Cost $23,749,816) (a) -- 99.8%                                32,358,877
Net Other Assets (Liabilities) -- 0.2%                                               48,453
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $    32,407,330
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation                               $  8,614,069
         Unrealized depreciation                                     (5,008)
                                                               ------------
         Net unrealized appreciation                           $  8,609,061
                                                               ============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

   SHARES                                                                     FAIR VALUE
------------                                                                ---------------
COMMON STOCKS -- (97.3%):
               CONSUMER DISCRETIONARY (14.1%):
       4,700   Best Buy Company, Inc. (b)                                   $       279,274
       5,000   Coach, Inc. (b)                                                      282,000
       2,400   eBay, Inc. (b)                                                       279,072
       5,500   Harley-Davidson, Inc.                                                334,125
       4,200   Hershey Foods Corp.                                                  233,268
      13,000   Home Depot, Inc.                                                     555,620
      13,000   News Corp.-- Class B                                                 249,600
       3,750   Starbucks Corp. (b)                                                  233,850
       9,500   Target Corp.                                                         493,335
       6,000   Williams - Sonoma, Inc. (b)                                          210,240
                                                                            ---------------
                                                                                  3,150,384
                                                                            ---------------
               CONSUMER STAPLES (11.5%):
       9,500   Estee Lauder Companies, Inc. (The) -- Class A                        434,815
       4,700   Gillette Co. (The)                                                   210,466
       9,600   PepsiCo, Inc.                                                        501,120
      11,950   Procter & Gamble Co.                                                 658,206
      14,300   Sysco Corp.                                                          545,831
       4,300   Wal-Mart Stores, Inc.                                                227,126
                                                                            ---------------
                                                                                  2,577,564
                                                                            ---------------
               ENERGY (1.0%):
       1,700   Anadarko Petroleum Corp.                                             110,177
       1,800   Apache Corp.                                                          91,026
         600   Baker Hughes, Inc.                                                    25,602
                                                                            ---------------
                                                                                    226,805
                                                                            ---------------
               FINANCIALS (9.2%):
       7,750   American Express Co.                                                 436,867
       6,500   American International Group, Inc.                                   426,855
       5,500   Citigroup, Inc.                                                      264,990
       3,750   Fannie Mae                                                           267,038
       6,000   J.P. Morgan Chase & Co.                                              234,060
       3,800   Morgan Stanley                                                       210,976
       1,400   PNC Financial Services Group                                          80,416
       2,500   Wachovia Corp.                                                       131,500
                                                                            ---------------
                                                                                  2,052,702
                                                                            ---------------
               HEALTH CARE (24.5%):
       2,750   Abbott Laboratories                                                  128,288
       6,500   Amgen, Inc. (b)                                                      416,975
       8,000   Becton, Dickinson & Co.                                              454,400
       3,369   Boston Scientific Corp. (b)                                          119,768
       4,000   Bristol-Myers Squibb Co.                                             102,480
       2,400   Genentech, Inc. (b)                                                  130,656
       4,500   Genzyme Corp. (b)                                                    261,315
      11,300   Gilead Sciences, Inc. (b)                                            395,387
      11,000   GlaxoSmithKline plc -- ADR                                           521,290
      13,700   Johnson & Johnson                                                    868,853
       7,000   Medtronic, Inc.                                                      347,690
      15,000   Pfizer, Inc.                                                         403,350
       4,500   Quest Diagnostics, Inc.                                              429,975
       4,000   St. Jude Medical, Inc. (b)                                           167,720
       6,750   UnitedHealth Group, Inc.                                             594,202
       2,750   Wyeth                                                                117,123
                                                                            ---------------
                                                                                  5,459,472
                                                                            ---------------

 SHARES OR                                                                    AMORTIZED
 PRINCIPAL                                                                     COST OR
   AMOUNT                                                                     FAIR VALUE
------------                                                                ---------------
COMMON STOCKS -- (CONTINUED)
               INDUSTRIALS (8.9%):
       2,500   Danaher Corp.                                                $       143,525
       5,500   FedEx Corp.                                                          541,695
       8,595   General Electric Co.                                                 313,718
       6,200   Honeywell International, Inc.                                        219,542
       2,250   Illinois Tool Works, Inc.                                            208,530
       7,000   Tyco International, Ltd.                                             250,180
       2,900   United Technologies Corp.                                            299,715
                                                                            ---------------
                                                                                  1,976,905
                                                                            ---------------
               INFORMATION TECHNOLOGY (26.9%):
       6,500   Adobe Systems, Inc.                                                  407,810
       9,000   Affiliated Computer Services, Inc. -- Class A (b)                    541,710
       6,500   Analog Devices, Inc.                                                 239,980
      32,500   Cisco Systems, Inc. (b)                                              627,250
      16,000   Dell, Inc. (b)                                                       674,240
      13,400   Flextronics International, Ltd. (b)                                  185,188
       1,435   Freescale Semiconductor, Inc. -- Class B (b)                          26,347
       2,300   IBM Corp.                                                            226,734
      33,700   Intel Corp.                                                          788,242
      27,900   Microsoft Corp.                                                      745,209
      13,000   Motorola, Inc.                                                       223,600
      29,500   Oracle Corp. (b)                                                     404,740
      10,700   SAP -- ADR                                                           473,047
      17,800   Texas Instruments, Inc.                                              438,236
                                                                            ---------------
                                                                                  6,002,333
                                                                            ---------------
               MATERIALS (1.2%):
       3,300   Alcoa, Inc.                                                          103,686
       1,600   Phelps Dodge Corp.                                                   158,272
                                                                            ---------------
                                                                                    261,958
                                                                            ---------------
               Total Common Stocks (Cost $18,999,668)                            21,708,123
                                                                            ---------------
REPURCHASE AGREEMENT (3.1%):
$    685,607   U.S. Bank N.A., 2.05%, dated 12/31/04,
                 maturing 1/3/05, with maturing value of
                 $685,724 (Collateralized fully by
                 U.S. Government Agencies)                                          685,607
                                                                            ---------------
               Total Repurchase Agreement (Cost $685,607)                           685,607
                                                                            ---------------
Total Investments (Cost $19,685,275) (a) -- 100.4%                               22,393,730
Net Other Assets (Liabilities) -- (0.4)%                                            (94,038)
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $    22,299,692
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation                               $  3,042,697
         Unrealized depreciation                                   (334,242)
                                                               ------------
         Net unrealized appreciation                           $  2,708,455
                                                               ============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                                                                                  FAIR
   SHARES                                                                        VALUE
------------                                                                ---------------
INVESTMENT COMPANIES (100.1%):
     393,769   BB&T Equity Index Fund -- Class A                            $     3,205,281
     407,667   BB&T International Equity Fund --
                 Institutional Class                                              3,799,457
     568,415   BB&T Large Company Growth Fund --
                 Institutional Class (b)                                          5,155,525
     417,219   BB&T Large Company Value Fund --
                 Institutional Class                                              7,776,964
      90,821   BB&T Mid Cap Growth Fund --
                 Institutional Class (b)                                          1,180,672
     104,745   BB&T Mid Cap Value Fund --
                 Institutional Class                                              1,785,901
      54,233   BB&T Small Company Growth Fund --
                 Institutional Class (b)                                            765,776
      75,079   BB&T Small Company Value Fund --
                 Institutional Class                                              1,141,954
     836,232   BB&T U.S. Treasury Money Market Fund --
                 Institutional Class                                                836,232
                                                                            ---------------
               Total Investment Companies (Cost $23,919,008)                     25,647,762
                                                                            ---------------
Total Investments in Affiliates (Cost $23,919,008) (a) -- 100.1%            $    25,647,762
Net Other Assets (Liabilities) -- (0.1)%                                            (36,927)
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $    25,610,835
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

         Unrealized appreciation                               $ 1,887,173
         Unrealized depreciation                                  (158,419)
                                                               -----------
         Net unrealized appreciation                           $ 1,728,754
                                                               ===========

(b) Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T SPECIAL OPPORTUNITIES EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

                                                                                  FAIR
   SHARES                                                                        VALUE
------------                                                                ---------------
COMMON STOCKS (98.2%):
               COMMERCIAL SERVICES (7.2%):
      30,500   Cendant Corp.                                                $       713,090
      27,400   WCI Communities, Inc. (b)                                            805,560
                                                                            ---------------
                                                                                  1,518,650
                                                                            ---------------
               CONSUMER DISCRETIONARY (23.1%):
      13,000   Anheuser-Busch Companies, Inc.                                       659,490
      11,800   Costco Wholesale Corp. (b)                                           571,238
      21,000   Fox Entertainment Group, Inc. -- Class A (b)                         656,460
      33,500   Hain Celestial Group, Inc. (b)                                       692,445
       8,600   Lexmark International Group, Inc -- Class A (b)                      731,000
      29,100   Smithfield Foods, Inc. (b)                                           861,069
      14,500   YUM! Brands, Inc.                                                    684,110
                                                                            ---------------
                                                                                  4,855,812
                                                                            ---------------
               ENERGY (13.6%):
      13,500   Apache Corp.                                                         682,695
      19,900   Pioneer Natural Resources Co.                                        698,490
      14,862   Weatherford International, Ltd. (b)                                  762,421
      20,600   XTO Energy, Inc.                                                     728,828
                                                                            ---------------
                                                                                  2,872,434
                                                                            ---------------
               FINANCIALS (9.6%):
      12,500   Allstate Corp.                                                       646,500
      11,000   MBIA, Inc.                                                           696,080
      11,000   Wells Fargo & Co.                                                    683,650
                                                                            ---------------
                                                                                  2,026,230
                                                                            ---------------
               HEALTH CARE (19.2%):
      15,500   Coventry Health Care, Inc. (b)                                       822,740
      14,000   Laboratory Corporation of America Holdings (b)                       697,480
      22,050   Manor Care, Inc.                                                     781,232
      38,839   MedCath Corp. (b)                                                    956,992
      23,500   Watson Pharmaceuticals, Inc. (b)                                     771,035
                                                                            ---------------
                                                                                  4,029,479
                                                                            ---------------

 SHARES OR                                                                     AMORTIZED
 PRINCIPAL                                                                      COST OR
  AMOUNT                                                                       FAIR VALUE
------------                                                                ---------------
COMMON STOCKS -- (CONTINUED)
               INDUSTRIALS (3.1%):
       9,000   L-3 Communications Holdings, Inc.                            $       659,160
                                                                            ---------------
               INFORMATION TECHNOLOGY (18.9%):
      20,750   Comcast Corp. -- Class A (b)                                         690,560
      44,700   Digital Insight Corp. (b)                                            822,480
      22,000   Fair Issac Corp.                                                     806,960
      17,640   First Data Corp.                                                     750,406
      32,000   VERITAS Software Corp. (b)                                           913,600
                                                                            ---------------
                                                                                  3,984,006
                                                                            ---------------
               INSURANCE (3.5%):
       2,000   Markel Corp. (b)                                                     728,000
                                                                            ---------------
               Total Common Stocks (Cost $17,629,004)                            20,673,771
                                                                            ---------------

REPURCHASE AGREEMENT (3.0%):
$    634,095   U.S. Bank N.A., 2.05%, dated 12/31/04,
                 maturing 1/3/05, with maturing value of
                 $634,203 (Collateralized fully by various
                 U.S.Government Agencies)                                           634,095
                                                                            ---------------
               Total Repurchase Agreement (Cost $634,095)                           634,095
                                                                            ---------------
Total Investments (Cost $18,263,099) (a) -- 101.2%                               21,307,866
Net Other Assets (Liabilities) -- (1.2)%                                           (264,128)
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $    21,043,738
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation                               $ 3,060,197
         Unrealized depreciation                                   (15,430)
                                                               -----------
         Net unrealized appreciation                           $ 3,044,767
                                                               ===========

(b) Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T TOTAL RETURN BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2004

 PRINCIPAL                                                                       FAIR
   AMOUNT                                                                        VALUE
------------                                                                ---------------
CORPORATE BONDS (17.9%):
               CONSUMER DISCRETIONARY (2.0%):
$    300,000   Target Corp., 5.50%, 4/1/07                                  $       313,079
                                                                            ---------------
               CONSUMER STAPLES (1.0%):
     150,000   Kraft Foods, Inc., 5.25%, 10/1/13                                    154,328
                                                                            ---------------
               FINANCIAL SERVICES (3.9%):
     300,000   Citigroup, Inc., 6.75%, 12/1/05                                      309,580
     300,000   Goldman Sachs Group, Inc., 4.125%, 1/15/08                           303,770
                                                                            ---------------
                                                                                    613,350
                                                                            ---------------
               HEALTH CARE (5.5%):
     300,000   Abbott Laboratories, 5.625%, 7/1/06                                  310,162
     250,000   Boston Scientific Corp., 5.125%, 1/12/17                             249,225
     300,000   Bristol-Myers Squibb Co., 4.75%, 10/1/06                             306,757
                                                                            ---------------
                                                                                    866,144
                                                                            ---------------
               INFORMATION TECHNOLOGY (2.0%):
     300,000   IBM Corp., 4.875%, 10/1/06                                           308,049
                                                                            ---------------
               MATERIALS (1.5%):
     200,000   Alcoa, Inc., 7.375%, 8/1/10                                          231,388
                                                                            ---------------
               TELECOMMUNICATION SERVICES (2.0%):
     300,000   Verizon Global Funding Corp.,
                 6.125%, 6/15/07                                                    317,740
                                                                            ---------------
               Total Corporate Bonds (Cost $2,815,136)                            2,804,078
                                                                            ---------------
MORTGAGE-BACKED SECURITIES (29.1%):
               FEDERAL NATIONAL MORTGAGE ASSOC. (29.1%):
   2,551,562   4.50%, 10/1/18, Pool #5764                                         2,543,356
   1,978,078   5.50%, 1/1/34, Pool #757571                                        2,009,274
                                                                            ---------------
               Total Mortgage-Backed Securities
                 (Cost $4,551,788)                                                4,552,630
                                                                            ---------------
U.S. GOVERNMENT AGENCIES (32.0%):
               FEDERAL FARM CREDIT BANK (1.9%):
     300,000   2.625%, 12/15/05                                                     299,015
                                                                            ---------------
               FEDERAL HOME LOAN BANK (8.3%):
   1,300,000   2.50%, 3/13/06                                                     1,291,499
                                                                            ---------------
               FEDERAL HOME LOAN
               MORTGAGE CORP. (7.6%):
   1,150,000   4.875%, 3/15/07                                                    1,187,384
                                                                            ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOC. (14.2%):
   2,200,000   5.50%, 7/18/12                                                     2,226,519
                                                                            ---------------
               Total U.S. Government Agencies
                 (Cost $5,031,499)                                                5,004,417
                                                                            ---------------
U.S. TREASURY NOTES (16.5%):
     700,000   1.625%, 10/31/05                                                     694,012
   1,750,000   5.375%, 2/15/31                                                    1,892,324
                                                                            ---------------
               Total U.S. Treasury Notes (Cost $2,494,877)                        2,586,336
                                                                            ---------------

 PRINCIPAL                                                                     AMORTIZED
   AMOUNT                                                                        COST
------------                                                                ---------------
REPURCHASE AGREEMENT (3.7%):
$    573,521   U.S. Bank N.A., 2.05%, dated 12/31/04,
                 maturing 1/3/05, with maturing value of
                 $573,619 (Collateralized fully by various
                 U.S. Government Agencies)                                  $       573,521
                                                                            ---------------
               Total Repurchase Agreement (Cost $573,521)
Total Investments (Cost $15,466,821) (a) -- 99.2%                                15,520,982
Net Other Assets (Liabilities) -- 0.8%                                              131,613
                                                                            ---------------
NET ASSETS -- 100.0%                                                        $    15,652,595
                                                                            ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation                               $   112,654
         Unrealized depreciation                                   (58,493)
                                                               -----------
         Net unrealized appreciation                           $    54,161
                                                               ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                                                  CAPITAL
                                                        LARGE CAP           MID CAP         LARGE COMPANY         MANAGER
                                                       VALUE FUND         GROWTH FUND        GROWTH FUND        EQUITY FUND
                                                     ---------------    ---------------    ---------------     --------------
ASSETS:
   Investments:
      Investments, at cost                           $    88,504,589    $    21,051,368    $    18,999,668    $            --
      Investment in affiliates, at cost                           --                 --                 --         23,919,008
                                                     ---------------    ---------------    ---------------     --------------
      Total Investments, at cost                          88,504,589         21,051,368         18,999,668         23,919,008
      Unrealized appreciation
        (depreciation)                                    20,033,844          8,609,061          2,708,455          1,728,754
                                                     ---------------    ---------------    ---------------     --------------
      Investments, at value                              108,538,433         29,660,429         21,708,123         25,647,762
   Repurchase agreements, at
      amortized cost                                       3,522,848          2,698,448            685,607                 --
   Interest and dividends receivable                         194,847             17,501             12,794             46,600
   Receivable for investments sold                                --            252,995                 --                 --
   Prepaid expenses                                            2,215                590                445                505
                                                     ---------------    ---------------    ---------------     --------------
        Total Assets                                     112,258,343         32,629,963         22,406,969         25,694,867
                                                     ---------------    ---------------    ---------------     --------------

LIABILITIES:
   Covered written options
      (premiums received $0; $0; $0;
      $0; $43,616; $0, respectively)                              --                 --                 --                 --
   Dividends payable                                         549,705                 --             91,564             71,463
   Payable for investments
      purchased                                                   --            200,651                 --                 --
   Accrued expenses and other
      payables:
      Investment advisory fees                                55,953              9,279              6,390              3,209
      Administration, transfer agency,
        and fund accounting fees                               1,443              1,537              1,322              1,029
      Other                                                   39,258             11,166              8,001              8,331
                                                     ---------------    ---------------    ---------------     --------------
        Total Liabilities                                    646,359            222,633            107,277             84,032
                                                     ---------------    ---------------    ---------------     --------------

NET ASSETS:
   Capital                                                98,137,990         24,068,119         20,410,201         24,333,433
   Undistributed (distributions in
      excess of) net investment
      income                                                     (39)                --                  5                 --
   Undistributed realized
      gains (losses) from investment
      transactions                                        (6,559,811)          (269,850)          (818,969)          (451,352)
   Net unrealized appreciation
      (depreciation) of investments                       20,033,844          8,609,061          2,708,455          1,728,754
                                                     ---------------    ---------------    ---------------     --------------
        Net Assets                                   $   111,611,984    $    32,407,330    $    22,299,692    $    25,610,835
                                                     ===============    ===============    ===============    ===============
   Outstanding Units of Beneficial
      Interest (Shares)                                    8,359,459          2,366,215          2,198,167          2,563,740
                                                     ===============    ===============    ===============    ===============
   Net Asset Value -- offering and
      redemption price per share                     $         13.35    $         13.70    $         10.14    $          9.99
                                                     ===============    ===============    ===============    ===============

                                                         SPECIAL
                                                      OPPORTUNITIES     TOTAL RETURN
                                                       EQUITY FUND        BOND FUND
                                                     ---------------   ---------------
ASSETS:
   Investments:
      Investments, at cost                           $    17,629,004   $    14,893,300
      Investment in affiliates, at cost                           --                --
                                                     ---------------   ---------------
      Total Investments, at cost                          17,629,004        14,893,300
      Unrealized appreciation
        (depreciation)                                     3,044,767            54,161
                                                     ---------------   ---------------
      Investments, at value                               20,673,771        14,947,461
   Repurchase agreements, at
      amortized cost                                         634,095           573,521
   Interest and dividends receivable                           7,559           176,207
   Receivable for investments sold                                --                --
   Prepaid expenses                                              345               345
                                                     ---------------   ---------------
        Total Assets                                      21,315,770        15,697,534
                                                     ---------------   ---------------

LIABILITIES:
   Covered written options
      (premiums received $0; $0; $0;
      $0; $43,616; $0, respectively)                          43,590                --
   Dividends payable                                              --            35,808
   Payable for investments
      purchased                                              212,050                --
   Accrued expenses and other
      payables:
      Investment advisory fees                                13,687             7,925
      Administration, transfer agency,
        and fund accounting fees                               1,288             1,174
      Other                                                    1,417                32
                                                     ---------------   ---------------
        Total Liabilities                                    272,032            44,939
                                                     ---------------   ---------------

NET ASSETS:
   Capital                                                17,573,007        15,530,253
   Undistributed (distributions in
      excess of) net investment
      income                                                      --            45,634
   Undistributed realized
      gains (losses) from investment
      transactions                                           425,938            22,547
   Net unrealized appreciation
      (depreciation) of investments                        3,044,793            54,161
                                                     ---------------   ---------------
        Net Assets                                   $    21,043,738   $    15,652,595
                                                     ===============   ===============
   Outstanding Units of Beneficial
      Interest (Shares)                                    1,736,243         1,552,966
                                                     ===============   ===============
   Net Asset Value -- offering and
      redemption price per share                     $         12.12   $         10.08
                                                     ===============   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  CAPITAL
                                                        LARGE CAP           MID CAP         LARGE COMPANY         MANAGER
                                                       VALUE FUND         GROWTH FUND        GROWTH FUND        EQUITY FUND
                                                     ---------------    ---------------    ---------------     --------------
INVESTMENT INCOME:
   Interest income                                   $         9,091    $         5,105    $         1,257     $           --
   Dividend income                                         2,582,728            101,584            266,441                 --
   Dividend income from affiliates                                --                 --                 --            245,508
                                                     ---------------    ---------------    ---------------     --------------
   Total Investment Income:                                2,591,819            106,689            267,698            245,508
                                                     ---------------    ---------------    ---------------     --------------
EXPENSES:
   Investment advisory fees                                  745,037            199,934            149,306             56,645
   Administration, transfer agency,
      and fund accounting fees                               242,632             96,464             81,960             39,052
   Custodian fees                                             19,819              5,057              3,607              3,971
   Professional fees                                          66,622             19,152             13,218             14,685
   Other                                                      31,633              9,283              7,061              7,997
                                                     ---------------    ---------------    ---------------     --------------
   Total expenses before waivers                           1,105,743            329,890            255,152            122,350
   Less expenses waived by the
      Investment Advisor                                    (140,952)          (105,370)           (80,706)           (22,658)
   Less expenses reimbursed or waived
      by the Administrator and
      its affiliates                                        (151,022)                --                 --            (23,750)
                                                     ---------------    ---------------    ---------------     --------------
      Net Expenses                                           813,769            224,520            174,446             75,942
                                                     ---------------    ---------------    ---------------     --------------
   Net Investment Income (Loss)                            1,778,050           (117,831)            93,252            169,566
                                                     ---------------    ---------------    ---------------     --------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from
      investment transactions                                890,277          1,562,831          1,043,147                 --
   Net realized losses on investments
      with affiliates                                             --                 --                 --            (18,558)
   Net realized gain distributions from
      underlying funds                                            --                 --                 --             35,810
   Change in unrealized appreciation/
      depreciation from investments                       10,154,949          3,098,166             62,677          2,482,753
                                                     ---------------    ---------------    ---------------     --------------
   Net realized/unrealized gains
      (losses) on investments                             11,045,226          4,660,997          1,105,824          2,500,005
                                                     ---------------    ---------------    ---------------     --------------
   Change in net assets from
      operations                                     $    12,823,276    $     4,543,166    $     1,199,076    $     2,669,571
                                                     ===============    ===============    ===============    ===============

                                                         SPECIAL
                                                      OPPORTUNITIES     TOTAL RETURN
                                                     EQUITY FUND (a)    BOND FUND (a)
                                                     ---------------   ---------------
INVESTMENT INCOME:
   Interest income                                   $         4,605   $       244,122
   Dividend income                                            48,076             1,126
   Dividend income from affiliates                                --                --
                                                     ---------------   ---------------
   Total Investment Income:                                   52,681           245,248
                                                     ---------------   ---------------
EXPENSES:
   Investment advisory fees                                   60,829            40,586
   Administration, transfer agency,
      and fund accounting fees                                32,651            31,346
   Custodian fees                                              1,460             1,369
   Professional fees                                          11,734            10,265
   Other                                                       3,912             3,693
                                                     ---------------   ---------------
   Total expenses before waivers                             110,586            87,259
   Less expenses waived by the
      Investment Advisor                                          --                --
   Less expenses reimbursed or waived
      by the Administrator and
      its affiliates                                              --                --
                                                     ---------------   ---------------
      Net Expenses                                           110,586            87,259
                                                     ---------------   ---------------
   Net Investment Income (Loss)                              (57,905)          157,989
                                                     ---------------   ---------------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from
      investment transactions                                480,367            51,592
   Net realized losses on investments
      with affiliates                                             --                --
   Net realized gain distributions from
      underlying funds                                            --                --
   Change in unrealized appreciation/
      depreciation from investments                        3,044,793            54,161
                                                     ---------------   ---------------
   Net realized/unrealized gains
      (losses) on investments                              3,525,160           105,753
                                                     ---------------   ---------------
   Change in net assets from
      operations                                     $     3,467,255   $       263,742
                                                     ===============   ===============

----------
(a) From the commencement of operations on July 22, 2004 through December 31, 2004.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             LARGE CAP
                                                                             VALUE FUND
                                                               --------------------------------------
                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                $       1,778,050    $       1,375,415
   Net realized gains (losses) from investment
    transactions                                                         890,277           (1,171,795)
   Net realized losses on investments with affiliates                         --                   --
   Net realized gain distributions from underlying
    funds                                                                     --                   --
   Change in unrealized appreciation/depreciation
    from investments                                                  10,154,949           16,936,845
                                                               -----------------    -----------------
   Change in net assets from operations                               12,823,276           17,140,465
                                                               -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                              (1,778,089)          (1,375,415)
   Return of Capital                                                          --              (11,320)
                                                               -----------------    -----------------
   Change in net assets from shareholder dividends                    (1,778,089)          (1,386,735)
                                                               -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                         8,206,444           15,608,337
   Dividends reinvested                                                1,648,020            1,289,953
   Value of shares redeemed                                           (3,970,967)          (1,635,840)
                                                               -----------------    -----------------
   Change in net assets from capital transactions                      5,883,497           15,262,450
                                                               -----------------    -----------------
   Change in net assets                                               16,928,684           31,016,180
                                                               -----------------    -----------------
NET ASSETS:
   Beginning of period                                                94,683,300           63,667,120
                                                               -----------------    -----------------
   End of period                                               $     111,611,984    $      94,683,300
                                                               =================    =================

SHARE TRANSACTIONS:
   Issued                                                                657,552            1,477,991
   Reinvested                                                            134,624              127,113
   Redeemed                                                             (322,025)            (162,611)
                                                               -----------------    -----------------
   Change in Shares                                                      470,151            1,442,493
                                                               =================    =================
   Undistributed (distribution in excess of) net
    investment income                                          $             (39)   $              --
                                                               =================    =================

                                                                              MID CAP
                                                                            GROWTH FUND
                                                               --------------------------------------
                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                $        (117,831)   $        (128,036)
   Net realized gains (losses) from investment
    transactions                                                       1,562,831              251,091
   Net realized losses on investments with affiliates                         --                   --
   Net realized gain distributions from underlying
    funds                                                                     --                   --
   Change in unrealized appreciation/depreciation
    from investments                                                   3,098,166            5,054,093
                                                               -----------------    -----------------
   Change in net assets from operations                                4,543,166            5,177,148
                                                               -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                      --                   --
   Return of Capital                                                          --                   --
                                                               -----------------    -----------------
   Change in net assets from shareholder dividends                            --                   --
                                                               -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                         5,075,670            8,144,941
   Dividends reinvested                                                       --                   --
   Value of shares redeemed                                           (1,114,583)            (282,721)
                                                               -----------------    -----------------
   Change in net assets from capital transactions                      3,961,087            7,862,220
                                                               -----------------    -----------------
   Change in net assets                                                8,504,253           13,039,368
                                                               -----------------    -----------------
NET ASSETS:
   Beginning of period                                                23,903,077           10,863,709
                                                               -----------------    -----------------
   End of period                                               $      32,407,330    $      23,903,077
                                                               =================    =================
SHARE TRANSACTIONS:
   Issued                                                                415,359              803,912
   Reinvested                                                                 --                   --
   Redeemed                                                              (93,117)             (29,285)
                                                               -----------------    -----------------
   Change in Shares                                                      322,242              774,627
                                                               =================    =================
   Undistributed (distribution in excess of) net
    investment income                                          $              --     $             --
                                                               =================    =================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                            LARGE COMPANY
                                                                             GROWTH FUND
                                                               --------------------------------------
                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                $          93,252    $         (42,374)
   Net realized gains (losses) from investment
    transactions                                                       1,043,147              (51,284)
   Net realized losses on investments with affiliates                         --                   --
   Net realized gain distributions from underlying
    funds                                                                     --                   --
   Change in unrealized appreciation/depreciation
    from investments                                                      62,677            3,462,595
                                                               -----------------    -----------------
   Change in net assets from operations                                1,199,076            3,368,937
                                                               -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                 (93,247)                  --
   Return of Capital                                                          --                   --
                                                               -----------------    -----------------
   Change in net assets from shareholder dividends                       (93,247)                  --
                                                               -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                         3,514,255            5,876,287
   Dividends reinvested                                                    1,683                   --
   Value of shares redeemed                                             (786,493)            (108,438)
                                                               -----------------    -----------------
   Change in net assets from capital transactions                      2,729,445            5,767,849
                                                               -----------------    -----------------
   Change in net assets                                                3,835,274            9,136,786
                                                               -----------------    -----------------
NET ASSETS:
   Beginning of period                                                18,464,418            9,327,632
                                                               -----------------    -----------------
   End of period                                               $      22,299,692    $      18,464,418
                                                               =================    =================
SHARE TRANSACTIONS:
   Issued                                                                363,360              690,711
   Reinvested                                                                179                   --
   Redeemed                                                              (81,015)             (13,343)
                                                               -----------------    -----------------
   Change in Shares                                                      282,524              677,368
                                                               =================    =================
   Undistributed (distribution in excess of) net
    investment income                                          $               5     $             --
                                                               =================    =================

                                                                          CAPITAL MANAGER
                                                                            EQUITY FUND
                                                               --------------------------------------
                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                $         169,566    $          67,484
   Net realized gains (losses) from investment
    transactions                                                              --                   --
   Net realized losses on investments with affiliates                    (18,558)            (318,585)
   Net realized gain distributions from underlying
    funds                                                                 35,810                8,678
   Change in unrealized appreciation/depreciation
    from investments                                                   2,482,753            4,215,091
                                                               -----------------    -----------------
   Change in net assets from operations                                2,669,571            3,972,668
                                                               -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                (169,566)             (67,484)
   Return of Capital                                                          --                   --
                                                               -----------------    -----------------
   Change in net assets from shareholder dividends                      (169,566)             (67,484)
                                                               -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                         3,400,142            2,406,161
   Dividends reinvested                                                  134,465               55,259
   Value of shares redeemed                                           (1,029,876)            (564,112)
                                                               -----------------    -----------------
   Change in net assets from capital transactions                      2,504,731            1,897,308
                                                               -----------------    -----------------
   Change in net assets                                                5,004,736            5,802,492
                                                               -----------------    -----------------
NET ASSETS:
   Beginning of period                                                20,606,099           14,803,607
                                                               -----------------    -----------------
   End of period                                               $      25,610,835    $      20,606,099
                                                               =================    =================
SHARE TRANSACTIONS:
   Issued                                                                369,676              302,132
   Reinvested                                                             14,730                7,221
   Redeemed                                                             (112,905)             (75,579)
                                                               -----------------    -----------------
   Change in Shares                                                      271,501              233,774
                                                               =================    =================
   Undistributed (distribution in excess of) net
    investment income                                           $             --    $              --
                                                               =================    =================

                                                               SPECIAL OPPORTUNITIES        TOTAL RETURN
                                                                    EQUITY FUND               BOND FUND
                                                               ---------------------    ---------------------
                                                                  FOR THE PERIOD           FOR THE PERIOD
                                                               JULY 22, 2004 THROUGH    JULY 22, 2004 THROUGH
                                                                 DECEMBER 31, 2004        DECEMBER 31, 2004
                                                               ---------------------    ---------------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                $             (57,905)   $             157,989
   Net realized gains (losses) from investment
    transactions                                                             480,367                   51,592
   Net realized losses on investments with affiliates                             --                       --
   Net realized gain distributions from underlying
    funds                                                                         --                       --
   Change in unrealized appreciation/depreciation
    from investments                                                       3,044,793                   54,161
                                                               ---------------------    ---------------------
   Change in net assets from operations                                    3,467,255                  263,742
                                                               ---------------------    ---------------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                          --                 (144,938)
   Return of Capital                                                              --                       --
                                                               ---------------------    ---------------------
   Change in net assets from shareholder dividends                                --                 (144,938)
                                                               ---------------------    ---------------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                            17,578,780               15,425,182
   Dividends reinvested                                                           --                  109,130
   Value of shares redeemed                                                   (2,297)                    (521)
                                                               ---------------------    ---------------------
   Change in net assets from capital transactions                         17,576,483               15,533,791
                                                               ---------------------    ---------------------
   Change in net assets                                                   21,043,738               15,652,595
                                                               ---------------------    ---------------------
NET ASSETS:
   Beginning of period                                                            --                       --
                                                               ---------------------    ---------------------
   End of period                                               $          21,043,738    $          15,652,595
                                                               =====================    =====================
SHARE TRANSACTIONS:
   Issued                                                                  1,736,446                1,542,200
   Reinvested                                                                     --                   10,818
   Redeemed                                                                     (203)                     (52)
                                                               ---------------------    ---------------------
   Change in Shares                                                        1,736,243                1,552,966
                                                               =====================    =====================
   Undistributed (distribution in excess of) net
    investment income                                          $                  --    $              45,634
                                                               =====================    =====================

BB&T VARIABLE INSURANCE FUNDS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              INVESTMENT ACTIVITIES              DIVIDENDS
                                                               ---------------------------------------------    ----------
                                                   NET ASSET                     NET REALIZED/
                                                     VALUE,        NET         UNREALIZED GAINS   TOTAL FROM        NET
                                                   BEGINNING    INVESTMENT       (LOSSES) ON      INVESTMENT    INVESTMENT
                                                   OF PERIOD   INCOME (LOSS)     INVESTMENTS      ACTIVITIES      INCOME
                                                   ---------   -------------   ----------------   ----------    ----------
LARGE CAP VALUE FUND

   Year Ended December 31, 2004                     $  12.00       0.22              1.35            1.57         (0.22)
   Year Ended December 31, 2003                     $   9.88       0.19              2.12            2.31         (0.19)
   Year Ended December 31, 2002                     $  12.50       0.17             (2.62)          (2.45)        (0.17)
   Year Ended December 31, 2001                     $  12.66       0.17             (0.16)           0.01         (0.17)
   Year Ended December 31, 2000                     $  12.46       0.39              0.63            1.02         (0.42)

MID CAP GROWTH FUND
   Year Ended December 31, 2004                     $  11.69      (0.05)             2.06            2.01            --
   Year Ended December 31, 2003                     $   8.56      (0.06)             3.19            3.13            --
   Year Ended December 31, 2002                     $  10.70      (0.09)            (2.05)          (2.14)           --
   October 15, 2001 to December 31, 2001 (a)        $  10.00      (0.01)             0.71            0.70            --

LARGE COMPANY GROWTH FUND
   Year Ended December 31, 2004                     $   9.64       0.04              0.50            0.54         (0.04)
   Year Ended December 31, 2003                     $   7.53      (0.02)             2.13            2.11            --
   Year Ended December 31, 2002                     $  10.83      (0.06)            (3.24)          (3.30)           --
   October 15, 2001 to December 31, 2001 (a)        $  10.00      (0.01)             0.84            0.83            --

CAPITAL MANAGER EQUITY FUND***
   Year Ended December 31, 2004                     $   8.99       0.07              1.00            1.07         (0.07)
   Year Ended December 31, 2003                     $   7.19       0.03              1.80            1.83         (0.03)
   Year Ended December 31, 2002                     $   9.28       0.01             (1.98)          (1.97)        (0.01)
   May 1, 2001 to December 31, 2001 (a)             $  10.00       0.01             (0.72)          (0.71)        (0.01)

SPECIAL OPPORTUNITIES EQUITY FUND
   July 22, 2004 to December 31, 2004 (a)           $  10.00      (0.04)             2.16            2.12            --

TOTAL RETURN BOND FUND
   July 22, 2004 to December 31, 2004 (a)           $  10.00       0.10              0.08            0.18         (0.10)

----------
   * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
  ** Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at a net asset value. Total return ratios do not reflect charges persuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
 *** The expense ratios exclude the impact of fees/expenses paid indirectly at the underlying fund level.
 (a) Period from commencement of operations.
 (b) Amount less than $0.005.
 (c) Not annualized for periods less than one year.
 (d) Annualized for periods less than one year.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                  DIVIDENDS
                                                   -------------------------------------
                                                                NET REALIZED
                                                   RETURN OF      GAINS ON       TOTAL     NET ASSET VALUE,      TOTAL
                                                    CAPITAL      INVESTMENTS   DIVIDENDS    END OF PERIOD     RETURN**(c)
                                                   ---------    ------------   ---------   ----------------   -----------
LARGE CAP VALUE FUND
   Year Ended December 31, 2004                        --             --         (0.22)        $  13.35          13.18%
   Year Ended December 31, 2003                     (0.00)(b)         --         (0.19)        $  12.00          23.62%
   Year Ended December 31, 2002                        --             --         (0.17)        $   9.88         (19.64)%
   Year Ended December 31, 2001                        --             --         (0.17)        $  12.50           0.16%
   Year Ended December 31, 2000                        --          (0.40)        (0.82)        $  12.66           8.45%

MID CAP GROWTH FUND
   Year Ended December 31, 2004                        --             --            --         $  13.70          17.19%
   Year Ended December 31, 2003                        --             --            --         $  11.69          36.57%
   Year Ended December 31, 2002                        --             --            --         $   8.56         (20.00)%
   October 15, 2001 to December 31, 2001 (a)           --             --            --         $  10.70           7.00%

LARGE COMPANY GROWTH FUND
   Year Ended December 31, 2004                        --             --         (0.04)        $  10.14           5.63%
   Year Ended December 31, 2003                        --             --            --         $   9.64          28.02%
   Year Ended December 31, 2002                        --             --            --         $   7.53         (30.47)%
   October 15, 2001 to December 31, 2001 (a)           --             --            --         $  10.83           8.30%

CAPITAL MANAGER EQUITY FUND***
   Year Ended December 31, 2004                        --             --         (0.07)        $   9.99          11.91%
   Year Ended December 31, 2003                        --             --         (0.03)        $   8.99          25.47%
   Year Ended December 31, 2002                        --          (0.11)        (0.12)        $   7.19         (21.25)%
   May 1, 2001 to December 31, 2001 (a)                --             --         (0.01)        $   9.28          (7.08)%

SPECIAL OPPORTUNITIES EQUITY FUND
   July 22, 2004 to December 31, 2004 (a)              --             --            --         $  12.12          21.20%

TOTAL RETURN BOND FUND
   July 22, 2004 to December 31, 2004 (a)              --             --         (0.10)        $  10.08           1.76%

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                   -------------------------------------------------------------------------------
                                                                     RATIO OF         RATIO OF NET      RATIO OF
                                                    NET ASSETS,     EXPENSES TO    INVESTMENT INCOME   EXPENSES TO
                                                      END OF        AVERAGE        (LOSS) TO AVERAGE       AVERAGE       PORTFOLIO
                                                   PERIOD (000)   NET ASSETS (d)     NET ASSETS (d)    NET ASSETS* (d)    TURNOVER
                                                   ------------   --------------   -----------------   ---------------   ---------
LARGE CAP VALUE FUND
   Year Ended December 31, 2004                      $ 111,612         0.81%              1.77%             1.10%          12.91%
   Year Ended December 31, 2003                      $  94,683         0.88%              1.82%             1.17%          13.96%
   Year Ended December 31, 2002                      $  63,667         0.84%              1.57%             1.13%          15.24%
   Year Ended December 31, 2001                      $  77,796         0.86%              1.17%             1.15%          14.47%
   Year Ended December 31, 2000                      $  60,675         0.86%              3.13%             1.13%          25.46%

MID CAP GROWTH FUND
   Year Ended December 31, 2004                      $  32,407         0.83%             (0.44)%            1.22%         135.55%
   Year Ended December 31, 2003                      $  23,903         0.98%             (0.78)%            1.37%         113.75%
   Year Ended December 31, 2002                      $  10,864         1.23%             (1.05)%            1.62%          96.89%
   October 15, 2001 to December 31, 2001 (a)         $  10,713         1.19%             (0.55)%            1.58%           3.82%

LARGE COMPANY GROWTH FUND
   Year Ended December 31, 2004                      $  22,300         0.86%              0.46%             1.26%         119.90%
   Year Ended December 31, 2003                      $  18,464         1.04%             (0.32)%            1.44%          90.57%
   Year Ended December 31, 2002                      $   9,328         1.31%             (0.73)%            1.71%          93.65%
   October 15, 2001 to December 31, 2001 (a)         $  10,876         1.19%             (0.32)%            1.59%          16.20%

CAPITAL MANAGER EQUITY FUND***
   Year Ended December 31, 2004                      $  25,611         0.34%              0.75%             0.54%           1.09%
   Year Ended December 31, 2003                      $  20,606         0.56%              0.40%             0.66%          10.06%
   Year Ended December 31, 2002                      $  14,804         0.64%              0.15%             0.74%           3.47%
   May 1, 2001 to December 31, 2001 (a)              $  16,295         0.54%              0.18%             0.63%           9.18%

SPECIAL OPPORTUNITIES EQUITY FUND
   July 22, 2004 to December 31, 2004 (a)            $  21,044         1.45%             (0.76)%            1.45%          13.81%

TOTAL RETURN BOND FUND
   July 22, 2004 to December 31, 2004 (a)            $  15,653         1.29%              2.34%             1.29%          36.74%

BB&T VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Large Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Large Company Growth Fund, the BB&T Capital Manager Equity Fund, the BB&T Special Opportunities Equity Fund, and the BB&T Total Return Bond Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity Fund (the "Fund of Fund") invests in other Fund Portfolios as opposed to individual securities.

     Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund of Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

     SECURITIES VALUATION--Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid and ask quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Fund of Fund, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid and asked prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

     Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest.

     Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     OPTION CONTRACTS--The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

     In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

     The following is a summary of option activity for the period ended December 31, 2004 by Fund:

                                                                                      SPECIAL OPPORTUNITIES
                                                                                           EQUITY FUND
                                                                                      ---------------------
     COVERED CALL OPTIONS                                                             CONTRACTS    PREMIUMS
     --------------------                                                             ---------   ---------
     Balance at beginning of period                                                       --      $      --
     Options written                                                                     757         84,479
     Options closed                                                                       --             --
     Options expired                                                                      --             --
     Options exercised                                                                   466         40,863
                                                                                         ---      ---------
     Options outstanding at end of period                                                291      $  43,616
                                                                                         ===      =========

     The following is a summary of options outstanding as of December 31, 2004:

     SPECIAL OPPORTUNITIES EQUITY FUND                                                CONTRACTS   FAIR VALUE
     ---------------------------------                                                ---------   ----------
     XTO Energy, Inc., $35.00, 2/19/05                                                   201      $  38,190
     L-3 Communications Holdings, Inc., $75.00, 1/22/05                                   90          5,400
                                                                                                  ---------
     Total                                                                                        $  43,590

     DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the Total Return Bond Fund, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually.

     The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (i.e. such amounts are reclassified, within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.) Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

     FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute substantialy, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term and U.S. Government securities) for the year ended December 31, 2004 are as follows:

                                                                                   PURCHASES          SALES
                                                                                  ------------    -------------
     BB&T Large Cap Value Fund                                                    $ 19,287,518    $ 12,598,204
     BB&T Mid Cap Growth Fund                                                       37,696,470      35,378,168
     BB&T Large Company Growth Fund                                                 26,411,096      23,653,291
     BB&T Capital Manager Equity Fund                                                2,571,324         237,151
     BB&T Special Opportunities Equity Fund                                         19,510,919       2,338,242
     BB&T Total Return Bond Fund                                                    16,519,202       3,416,005

     Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2004 for the BB&T Total Return Bond Fund were $3,082,031 and $1,317,754, respectively.

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

     Information regarding these transactions is as follows for the fiscal year ended December 31, 2004:

                                                                                              ANNUAL FEE RATE
                                                                                              ---------------
     BB&T Large Cap Value Fund                                                                     0.74%
     BB&T Mid Cap Growth Fund                                                                      0.74%
     BB&T Large Company Growth Fund                                                                0.74%
     BB&T Capital Manager Equity Fund                                                              0.25%
     BB&T Special Opportunities Equity Fund                                                        0.80%
     BB&T Total Return Bond Fund                                                                   0.60%

     For the period ended December 31, 2004, BB&T voluntarily agreed to waive a portion of the investment advisory fees. All voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.

     Pursuant to a Sub-Advisory agreement with BB&T, Scott & Stringfellow, Inc. serves as the Sub-Advisor to the Special Opportunities Equity Fund. Under the agreement, Scott & Stringfellow manages the Special Opportunities Equity Fund subject to the general supervision of the Funds' Board of Trustees and BB&T. For their services, they are entitled to a fee, payable by BB&T.

     For the fiscal year ended December 31, 2004, the Funds' paid $28,238 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on executions of purchases and sales of the Funds' portfolio investments.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Trust are affiliated, serves the Trust as distributor. BISYS Ohio serves the Funds as administrator, fund accountant, and transfer agent. BISYS Ohio receives compensation for providing administration, fund accounting, and transfer agency services fees computed daily as a percentage of the average net assets of the Funds, including reimbursement for certain expenses incurred. These fees are accrued daily and payable on a monthly basis. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Trust including providing certain related services, for which it receives an additional fee.

     Information regarding these transactions is as follows for the fiscal year ended December 31, 2004:

                                                                                              ANNUAL FEE RATE
                                                                                              ---------------
     BB&T Large Cap Value Fund                                                                     0.20%
     BB&T Mid Cap Growth Fund                                                                      0.20%
     BB&T Large Company Growth Fund                                                                0.20%
     BB&T Capital Manager Equity Fund                                                              0.07%
     BB&T Special Opportunities Equity Fund                                                        0.20%
     BB&T Total Return Bond Fund                                                                   0.20%

     For the period ended December 31, 2004, BISYS voluntarily agreed to waive a portion of the investment advisory fees. All voluntary administration fee waivers are not subject to recoupment in subsequent fiscal periods.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the year ended December 31, 2004 the Funds did not participate in any service plans.

     Certain Officers and Trustees of the Trust are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles, except the Chief Compliance Officer. Each of the three non-interested Trustees who served both on the Board and the audit committee will be compensated $5,500 ($16,500 in total) in meeting and retainer fees, plus reimbursement for certain expenses.

5.   FEDERAL TAX INFORMATION:

     At December 31, 2004 the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

                                                                                       AMOUNT     EXPIRES
                                                                                    -----------   -------
     Large Cap Value Fund                                                           $ 1,429,625     2009
     Large Cap Value Fund                                                             3,680,446     2010
     Large Cap Value Fund                                                             1,449,740     2011
     Mid Cap Growth Fund                                                                261,557     2010
     Large Company Growth Fund                                                          658,956     2010
     Large Company Growth Fund                                                           69,106     2011
     Capital Manager Equity Fund                                                        101,476     2010
     Capital Manager Equity Fund                                                        338,725     2011

     The tax characteristics of dividends paid to shareholders during the period ended December 31, 2004, were as follows:

                                                                  DISTRIBUTIONS PAID FROM
                                                               -----------------------------
                                                     NET           TOTAL            TAX           TAX          TOTAL
                                      ORDINARY    LONG-TERM       TAXABLE         EXEMPT       RETURN OF   DISTRIBUTIONS
                                       INCOME       GAINS      DISTRIBUTIONS   DISTRIBUTIONS    CAPITAL        PAID
                                    -----------   ---------    -------------   -------------   ---------   -------------
     BB&T Large Cap Value Fund      $ 1,648,020     $ --        $ 1,648,020        $ --          $ --       $ 1,648,020
     BB&T Large Company
       Growth Fund                        1,683       --              1,683          --            --            1,683
     BB&T Capital Manager
       Equity Fund                      134,465       --            134,465          --            --          134,465
     BB&T Total Return Bond Fund        109,130       --            109,130          --            --          109,130

     The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

                                                                  DISTRIBUTIONS PAID FROM
                                                               -----------------------------
                                                     NET           TOTAL            TAX           TAX          TOTAL
                                      ORDINARY    LONG-TERM       TAXABLE         EXEMPT       RETURN OF   DISTRIBUTIONS
                                       INCOME       GAINS      DISTRIBUTIONS   DISTRIBUTIONS    CAPITAL        PAID
                                    -----------   ---------    -------------   -------------   ---------   -------------
     BB&T Large Cap Value Fund      $ 1,278,627     $ --        $ 1,278,627        $ --         $ 11,320    $ 1,289,947
     BB&T Capital Manager
       Equity Fund                       55,260       --             55,260          --               --         55,260

     Total Distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when paid for tax purposes.

     As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis was as follows:

                                              UNDISTRIBUTED                                                                 TOTAL
                             UNDISTRIBUTED      LONG TERM                                 ACCUMULATED     UNREALIZED     ACCUMULATED
                               ORDINARY          CAPITAL      ACCUMULATED    DIVIDENDS    CAPITAL AND    APPRECIATION     EARNINGS
                                INCOME       GAINS (LOSSES)     EARNINGS      PAYABLE    OTHER LOSSES   (DEPRECIATION)    (DEFICIT)
                             -------------   --------------   -----------   ----------   ------------   --------------  ------------
     Large Cap Value Fund      $ 549,666        $  --          $ 549,666    $ (549,705)  $ (6,559,811)  $  20,033,844   $ 13,473,994
     Mid Cap Growth Fund              --           --                 --            --       (261,557)      8,600,768      8,339,211
     Large Company
       Growth Fund                91,569           --             91,569       (91,564)      (728,062)      2,617,548      1,889,491
     Capital Manager
       Equity Fund                71,463           --             71,463       (71,463)      (440,201)      1,717,603      1,277,402
     Special Opportunities
       Equity Fund               425,938           --            425,938            --             --       3,044,793      3,470,731
     Total Return Bond Fund      131,990           --            131,990       (35,808)            --          26,160        122,342

     Cost basis for Federal income tax purposes differs from fair value basis by net unrealized appreciation (depreciation) of securities as follows:

                                  LARGE CAP     MID CAP GROWTH  LARGE COMPANY  CAPITAL MANAGER  SPECIAL OPPORTUNITIES  TOTAL RETURN
                                  VALUE FUND         FUND        GROWTH FUND     EQUITY FUND         EQUITY FUND         BOND FUND
                                 ------------   --------------  -------------  ---------------  ---------------------  ------------
     Gross unrealized:
       Appreciation              $ 22,364,152    $ 8,605,776     $ 2,951,790     $ 1,876,022         $ 3,060,197         $  84,653
       Depreciation                (2,330,308)        (5,008)       (334,242)       (158,419)            (15,430)          (58,493)
                                 ------------    -----------     -----------     -----------         -----------         ---------
     Net unrealized:
       Appreciation
        (depreciation)           $ 20,033,844    $ 8,600,768     $ 2,617,548     $ 1,717,603         $ 3,044,767         $  26,160
                                 ============    ===========     ===========     ===========         ===========         =========

6.   OTHER FEDERAL TAX INFORMATION (UNAUDITED):

     For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2004 qualify for the corporate dividends received deduction for the following
     Funds:

                                                                                       DIVIDENDS
                                                                                       RECEIVED
                                                                                       DEDUCTION
                                                                                       ---------
     Large Cap Value Fund                                                               100.00%
     Large Company Growth Fund                                                          100.00%
     Capital Manager Equity Fund                                                        100.00%

7.   OTHER INFORMATION (UNAUDITED):

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
     (i) without charge upon request, by calling 1-800-862-6668; (ii) on the Fund's website, www.hartfordinvestor.com; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request by calling 1-800-862-6668 or on the the Fund's website, www.hartfordinvestor.com, and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

     Schedules of Portfolio Investments for periods ending March 31 and September 30 will be available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of BB&T Variable Insurance Funds:

We have audited the accompanying statements of assets and liabilities of BB&T Variable Insurance Funds - BB&T Large Cap Value Fund, BB&T Mid Cap Growth Fund, BB&T Large Company Growth Fund, BB&T Capital Manager Equity Fund, BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2004, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended December 31, 2001 and prior were audited by other auditors whose report thereon dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds as of December 31, 2004, the results of their operations for the period then ended, the changes in their net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Columbus, Ohio
February 11, 2005

BB&T VARIABLE INSURANCE FUNDS

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
DECEMBER 31, 2004

     Overall Responsibility for management of the Funds rests with its Board of Trustees, who elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below.

                                                                                            NUMBER OF
                               POSITION(S)                                                PORTFOLIOS IN
                                HELD WITH     TERM OF OFFICE                              FUND COMPLEX
     NAME, ADDRESS, AND         THE BB&T       AND LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER TRUSTEESHIPS
       DATE OF BIRTH               VIF          TIME SERVED      DURING PAST 5 YEARS         TRUSTEE          HELD BY TRUSTEE
----------------------------   -----------   ----------------- ------------------------   -------------   -----------------------
NON-INTERESTED TRUSTEES

James H. Woodward                Trustee     Indefinite        Chancellor, University          24         J.A. Jones, Inc.
University of North                          4/97 to present   of North Carolina at
  Carolina at Charlotte                                        Charlotte--7/89 to                         AMSouth Mutual Funds
9201 University City Blvd.                                     present                                    (28 portfolios)
Charlotte, NC 28223
Date of Birth: 11/39

Michael Van Buskirk              Trustee     Indefinite        Chief Executive Officer,        24         Coventry Group
3435 Stelzer Road                            4/97 to present   Ohio Bankers Assoc.
Columbus, OH 43219                                             (industry trade
Date of Birth: 2/47                                            association)--5/91 to
                                                               present

Maurice Starks                   Trustee     Indefinite        Consultant, (part-time)         24         Coventry Group
7662 Cloister Drive                          3/04 to present   Battelle Memorial
Columbus, OH 43235                                             Institute--1/95
Date of Birth: 9/35                                            to present

INTERESTED TRUSTEE

Walter B. Grimm(1)               Trustee     Indefinite        Employee of BISYS               24         American Performance
3435 Stelzer Road                            4/97 to present   Fund Services--6/92 to
Columbus, OH 43219                                             present                                    Coventry Group
Date of Birth: 6/45
                                                                                                          Legacy Funds Group
                                                                                                          Performance Funds Trust

                                                                                                          United American Cash
                                                                                                          Reserves

----------
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

EXECUTIVE OFFICERS

                                                        TERM OF OFFICE
   NAME, ADDRESS, AND                                    AND LENGTH OF     PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        POSITION(S) HELD WITH FUND      TIME SERVED       DURING PAST 5 YEARS
-----------------------   --------------------------   ---------------   ---------------------------
Walter B. Grimm           President and Chairman       Indefinite        Employee of BISYS Fund
3435 Stelzer Road         of the Board                 4/97 to present   Services (6/92 to present)
Columbus, OH 43219
Date of Birth: 6/45

Charles L. Booth          Vice President and           Indefinite        Employee of BISYS Fund
3435 Stelzer Road         Assistant Secretary          4/99 to present   Services (4/91 to present)
Columbus, OH 43219
Date of Birth: 4/60

Alaina Metz               Secretary                    Indefinite        Employee of BISYS Fund
3435 Stelzer Road                                      4/97 to present   Services (6/95 to present)
Columbus, OH 43219
Date of Birth: 4/67

Steven D. Pierce(1)       Treasurer                    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                                      2/05 to present   Services (4/99 to present).
Columbus, OH 43219
Date of Birth: 11/65

Rodney Ruehle             Anti-Money Laundering        Indefinite;       Employee of BISYS Fund
3435 Stelzer Road         Officer and Chief            8/04 to present   Services (8/95 to present).
Columbus, OH 43219        Compliance Officer
Date of Birth: 4/68

Chris Sabato              Assistant Treasurer          Indefinite        Employee of BISYS Fund
3435 Stelzer Road                                      5/03 to present   Services (2/93 to present)
Columbus, OH 43219
Date of Birth: 12/68

----------
(1)  Mr. Pierce was elected as Treasurer on February 23, 2005.

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                   (i) Has at least one audit committee financial expert serving on its audit committee; or

                   (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                   (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                   (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS MAURICE STARK, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                  2003     $  34,000
                  2004     $  54,150

          (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2003     $  4,200
                  2004     $  4,400

FEES FOR BOTH 2003 & 2004 RELATE TO REVIEW AND CONSENT ON ANNUAL N1-A FILINGS.

          (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2003     $   8,000
                  2004     $  12,600

FEES FOR BOTH 2003 & 2004 RELATE TO THE PREPARATION OF FEDERAL INCOME & EXCISE TAX RETURNS AND REVIEW OF THE EXCISE TAX CALCULATIONS.

          (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2003     $  0
                  2004     $  0

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

THERE WERE NO NON-AUDIT SERVICES THAT REQUIRED PRE-APPROVAL BY THE FUNDS' AUDIT COMMITTEE OTHER THAN THE SERVICES PROVIDED TO THE FUNDS' WHICH ARE NOTED ABOVE.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

IN REGARDS TO ITEM 4 (g), THE AUDIT COMMITTEE CONSIDERED THE NONAUDIT SERVICES RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER, AND BELIEVES THE PRINCIPAL ACCOUNTANTS INDEPENDENCE HAS NOT BEEN COMPROMISED.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section

               3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so
               state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS, THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENTS OF THIS ITEM 9.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date                    MARCH  4, 2005
    -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date                    MARCH  4, 2005
    -----------------------------------------------

By (Signature and Title)*  /s/ Walter B. Grimm        Walter B. Grimm, President
                         -------------------------------------------------------

Date                    MARCH  4, 2005
    -----------------------------------------------

*  Print the name and title of each signing officer under his or her signature.